     As filed with the Securities and Exchange Commission on April 12, 2000.

                                                               File No. 33-61267
                                                                       811-07329

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 6
                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.   Exact name of trust: Separate Account VL I

B.   Name of depositor: Hartford Life and Annuity Insurance Company

C.   Complete address of depositor's principal executive offices:

     P. O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:

     Marianne O'Doherty
     Hartford Life and Annuity Insurance Company
     P. O. Box 2999
     Hartford, CT  06104-2999

     It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
     -----
       X       on May 1, 2000 pursuant to paragraph (b) of Rule 485
     -----
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
     -----
               on pursuant to paragraph (a)(1) of Rule 485
     -----
               this post-effective amendment designates a new effective date
     -----     for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                         RECONCILIATION AND TIE BETWEEN
                           FORM N-8B-2 AND PROSPECTUS

     ITEM NO. OF FORM N-8B-2                           CAPTION IN PROSPECTUS
     -----------------------                           ---------------------
               1.                             Cover Page
               2.                             Cover Page
               3.                             Not Applicable
               4.                             Statement of Additional Information -
                                              Distribution of the Policies
               5.                             About Us - Separate Account VL I
               6.                             About Us - Separate Account VL I
               7.                             Not required by Form S-6
               8.                             Not required by Form S-6
               9.                             Legal Proceedings
               10.                            About Us - Separate Account VL I; The Funds
               11.                            About Us - Separate Account VL I; The Funds
               12.                            About Us - The Funds
               13.                            Fee Table; Charges and Deductions
               14.                            Premiums
               15.                            Premiums
               16.                            Premiums
               17.                            Making Withdrawals From Your Policy
               18.                            About Us - The Funds; Charges and Deductions
               19.                            Your Policy - Contract Rights
               20.                            Not Applicable
               21.                            Loans
               22.                            Not Applicable
               23.                            Not Applicable
               24.                            Not Applicable
               25.                            About Us - Hartford Life and Annuity Insurance
                                              Company
               26.                            Not Applicable
               27.                            About Us - Hartford Life and Annuity Insurance
                                              Company
               28.                            Statement of Additional Information - General
                                              Information and History
               29.                            About Us - Hartford Life and Annuity Insurance
                                              Company
               30.                            Not Applicable
               31.                            Not Applicable
               32.                            Not Applicable
               33.                            Not Applicable
               34.                            Not Applicable



               35.                            Statement of Additional Information -
                                              Distribution of the Policies
               36.                            Not required by Form S-6
               37.                            Not Applicable
               38.                            Statement of Additional Information -
                                              Distribution of the Policies
               39.                            Statement of Additional Information -
                                              Distribution of the Policies
               40.                            Not Applicable
               41.                            Statement of Additional Information -
                                              Distribution of the Policies
               42.                            Not Applicable
               43.                            Not Applicable
               44.                            Premiums
               45.                            Not Applicable
               46.                            Premiums; Making Withdrawals From Your Policy
               47.                            About Us - The Funds
               48.                            Cover Page; About Us - Hartford Life and Annuity
                                              Insurance Company
               49.                            Not Applicable
               50.                            About Us - Separate Account VL I
               51.                            Not Applicable
               52.                            About Us - The Funds
               53.                            Taxes
               54.                            Not Applicable
               55.                            Not Applicable
               56.                            Not Required by Form S-6
               57.                            Not Required by Form S-6
               58.                            Not Required by Form S-6
               59.                            Not Required by Form S-6

STAG VARIABLE LIFE
SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999
TELEPHONE: (800) 231-5453                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase the Stag Variable Life insurance policy. Please read it carefully.

Stag Variable Life is a contract between you and Hartford Life and Annuity Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable life insurance policy. It is:

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
--------------------------------------------------------------------------------


The following Sub-Accounts are available under the policy:




                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  Hartford Advisers Fund Sub-Account                          Class IA of Hartford Advisers HLS Fund, Inc.
  Hartford Bond Fund Sub-Account                              Class IA of Hartford Bond HLS Fund, Inc.
  Hartford Capital Appreciation Fund Sub-Account              Class IA of Hartford Capital Appreciation HLS
                                                              Fund, Inc.
  Hartford Dividend and Growth Fund Sub-Account               Class IA of Hartford Dividend and Growth HLS
                                                              Fund, Inc.
  Hartford Growth and Income Fund Sub-Account                 Class IA of Hartford Growth and Income HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Index Fund Sub-Account                             Class IA of Hartford Index HLS Fund, Inc.
  Hartford International Advisers Fund Sub-Account            Class IA of Hartford International Advisers HLS
                                                              Fund, Inc.
  Hartford International Opportunities Fund Sub-Account       Class IA of Hartford International Opportunities
                                                              HLS Fund, Inc.
  Hartford MidCap Fund Sub-Account                            Class IA of Hartford MidCap HLS Fund, Inc.
  Hartford Mortgage Securities Fund Sub-Account               Class IA of Hartford Mortgage Securities HLS
                                                              Fund, Inc.
  Hartford Money Market Fund Sub-Account                      Class IA of Hartford Money Market HLS Fund, Inc.
  Hartford Small Company Fund Sub-Account                     Class IA of Hartford Small Company HLS Fund, Inc.
  Hartford Stock Fund Sub-Account                             Class IA of Hartford Stock HLS Fund, Inc.
  Putnam VT Asia Pacific Growth Fund Sub-Account              Class IA of Putnam VT Asia Pacific Growth Fund of
                                                              Putnam Variable Trust
  Putnam VT Diversified Income Fund Sub-Account               Class IA of Putnam VT Diversified Income Fund of
                                                              Putnam Variable Trust
  Putnam VT Global Asset Allocation Fund Sub-Account          Class IA of Putnam VT Global Asset Allocation Fund
                                                              of Putnam Variable Trust
  Putnam VT Global Growth Fund Sub-Account                    Class IA of Putnam VT Global Growth Fund of Putnam
                                                              Variable Trust
  Putnam VT Growth and Income Fund Sub-Account                Class IA of Putnam VT Growth and Income Fund of
                                                              Putnam Variable Trust
  Putnam VT Health Sciences Fund Sub-Account                  Class IA of Putnam VT Health Sciences Fund of
                                                              Putnam Variable Trust


                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  Putnam VT High Yield Fund Sub-Account                       Class IA of Putnam VT High Yield Fund of Putnam
                                                              Variable Trust
  Putnam VT Income Fund Sub-Account                           Class IA of Putnam VT Income Fund of Putnam
                                                              Variable Trust
  Putnam VT International Growth Fund Sub-Account             Class IA of Putnam VT International Growth Fund of
                                                              Putnam Variable Trust
  Putnam VT International Growth and Income Fund Sub-Account  Class IA of Putnam VT International Growth and
                                                              Income Fund of Putnam Variable Trust
  Putnam VT International New Opportunities Fund Sub-Account  Class IA of Putnam VT International New
                                                              Opportunities Fund of Putnam Variable Trust
  Putnam VT Investors Fund Sub-Account                        Class IA of Putnam VT Investors Fund of Putnam
                                                              Variable Trust
  Putnam VT Money Market Fund Sub-Account                     Class IA of Putnam VT Money Market Fund of Putnam
                                                              Variable Trust
  Putnam VT New Opportunities Fund Sub-Account                Class IA of Putnam VT New Opportunities Fund of
                                                              Putnam Variable Trust
  Putnam VT New Value Fund Sub-Account                        Class IA of Putnam VT New Value Fund of Putnam
                                                              Variable Trust
  Putnam VT OTC & Emerging Growth Fund Sub-Account            Class IA of Putnam VT OTC & Emerging Growth Fund
                                                              of Putnam Variable Trust
  Putnam VT The George Putnam Fund of Boston Fund Sub-        Class IA of Putnam VT The George Putnam Fund of
  Account                                                     Boston of Putnam Variable Trust
  Putnam VT Utilities Growth and Income Fund Sub-Account      Class IA of Putnam VT Utilities Growth and Income
                                                              Fund of Putnam Variable Trust
  Putnam VT Vista Fund Sub-Account                            Class IA of Putnam VT Vista Fund of Putnam
                                                              Variable Trust
  Putnam VT Voyager Fund Sub-Account                          Class IA of Putnam VT Voyager Fund of Putnam
                                                              Variable Trust
  Fidelity VIP II Asset Manager Portfolio Sub-Account         Initial Class of Fidelity VIP II Asset Manager
                                                              Portfolio
  Fidelity VIP Equity-Income Portfolio Sub-Account            Initial Class of Fidelity VIP Equity-Income
                                                              Portfolio
  Fidelity VIP Overseas Portfolio Sub-Account                 Initial Class of Fidelity VIP Overseas Portfolio


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:


 -  a bank deposit or obligation;



 -  federally insured; or



 -  endorsed by any bank or governmental agency.

--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2000

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLES                                                        5
----------------------------------------------------------------------
ABOUT US                                                          9
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     9
----------------------------------------------------------------------
  Separate Account VL I                                           9
----------------------------------------------------------------------
  The Funds                                                       9
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           11
----------------------------------------------------------------------
YOUR POLICY                                                      15
----------------------------------------------------------------------
PREMIUMS                                                         18
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 20
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              21
----------------------------------------------------------------------
LOANS                                                            21
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          22
----------------------------------------------------------------------
TAXES                                                            23
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                26
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        27
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              28
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, Guarantee Periods, and premiums you pay.


DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:


x  Level Option: The death benefit equals the current Face Amount.

x Return of Account Value Option: The death benefit is the current Face Amount plus the Account Value of your policy;

x Return of Premium Option: The death benefit is the current Face Amount plus the sum of the scheduled premiums paid.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

GUARANTEE PERIOD OPTIONS -- You have the ability to choose a Guarantee Period of one to ten years. During the Guarantee Period, additional contractual guarantees are provided, including the guarantee that the death benefit will be no less than the initial Face Amount and the policy will not lapse as long as certain scheduled premiums are paid or provided for by favorable investment experience.

INVESTMENT OPTIONS -- You may invest in up to 9 different investment choices within your policy, from a choice of 36 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a schedule of premiums when you purchase the policy. You may change your scheduled premiums, or pay additional premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Making Withdrawals From Your Policy -- Right to Examine a Policy."

RIGHT TO EXCHANGE YOUR POLICY -- During the first 24 months after your policy is issued, you may exchange it, without submitting proof of insurability, for a non-variable life insurance policy offered by us on the life of the insured.

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. You may apply the Cash Surrender Value to a continuation option as extended term insurance or paid-up insurance. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium pays for three things. It pays for insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges, or if you do not pay your scheduled premium. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- After the Guarantee Period, partial withdrawals are allowed. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. One partial withdrawal is allowed per month. Withdrawals will reduce your policy's death benefit, and may be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age
59 1/2). You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. See "Taxes."

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

TRANSACTION FEES

        CHARGE               WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED
Front-end sales load    When you pay premium.                 Policy Year        Percentage
                                                                   1                 50%
                                                                 2-10                11%
                                                                  11+                3%
Premium Related Tax     When you pay premium.              A percent of premium which varies by
Charge                                                     your state and municipality of
                                                           residence. The range of premium tax
                                                           charge is generally between 0%
                                                           and 4%.
                                                           This rate will change if your state
                                                           or municipality changes its premium
                                                           tax charges. It may change if you
                                                           change your state or municipality of
                                                           residence.
                                                           The amount of the surrender charge
Surrender Charges       When you surrender your policy or  in the first policy year is
                        if your policy lapses.             established by Hartford based on the
                                                           premiums paid during the first
                                                           policy year and the length of the
                                                           Guarantee Period. Subject to certain
                                                           limits imposed by state insurance
                                                           laws, the surrender charge decreases
                                                           by an equal amount each policy year
                                                           until it reaches zero during the
                                                           tenth policy year.
Face Amount Increase    On the first Monthly Activity      $100
Fee                     Date on or after the effective
                        date of the Face Amount increase.
Transfer Fees           When you make a transfer after     $25 per transfer.
                        the first transfer in any month.
Withdrawal Charge       When you take a withdrawal.        $50 per withdrawal.


        CHARGE          POLICIES FROM WHICH CHARGE IS DEDUCTED
Front-end sales load                     All
Premium Related Tax                      All
Charge
Surrender Charges       Policies surrendered during the first
                        nine policy years, or if the policy
                        lapses.
Face Amount Increase    Policies where the owner has made an
Fee                     increase in the Face Amount.
Transfer Fees           Those policies with more than one
                        transfer per month.
Withdrawal Charge       Those policies where the owner has
                        made a withdrawal.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES


        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
Cost of Insurance       Monthly.                             The charge is the maximum cost of
Charges                                                      insurance rate times the net amount
                                                             at risk. Maximum cost of insurance
                                                             rates are individualized, depending
                                                             on the insured's issue age, sex,
                                                             insurance class, substandard
                                                             ratings, and age of the policy.
Mortality and Expense   Monthly.                             For policy years 1 through 20, the
Risk Charge                                                  charge ranges from 1.40% annually
                                                             for a policy with a one-year
                                                             Guarantee Period, and decreases as
                                                             the length of the Guarantee Period
                                                             increases, to .60% on a policy with
                                                             a ten-year Guarantee Period. After
                                                             policy year 20, the charge for all
                                                             policies is expected to equal .60%
                                                             annually. However, Hartford
                                                             reserves the right to continue the
                                                             charge at the level in effect
                                                             during policy years 1 through 20,
                                                             except for policies with a one year
                                                             Guarantee Period, for which
                                                             Hartford reserves the right to
                                                             charge a mortality and expense risk
                                                             rate of .90%.
Administrative Charge   Monthly.                             $8.33 during the Guarantee Period.
                                                             $12 after the Guarantee Period.
Issue Charge            Monthly.                             $8.33, plus an amount that varies
                                                             by the insured's issue age and the
                                                             initial Face Amount.
Special Class Charge    Monthly.                             Individualized based on the
                                                             insured's special insurance class
                                                             rating.
Rider Charges           Monthly.                             Individualized based on optional
                                                             rider selected.


        CHARGE          POLICIES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance                        All
Charges
Mortality and Expense                    All
Risk Charge
Administrative Charge                    All
Issue Charge                             All
Special Class Charge    Only those Policies with benefits
                        rated for a special class.
Rider Charges           Only those policies with benefits
                        provided by rider.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------


The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



ANNUAL FUND OPERATING EXPENSES



                                                                                       OTHER              TOTAL FUND
                                                                                     EXPENSES         OPERATING EXPENSES
                                                            MANAGEMENT FEES       (INCLUDING ANY    (INCLUDING ANY WAIVERS
                                                        (INCLUDING ANY WAIVERS)   REIMBURSEMENTS)   AND ANY REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                     0.63%                  0.02%                 0.65%
---------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                         0.49%                  0.03%                 0.52%
---------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                         0.64%                  0.02%                 0.66%
---------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                          0.65%                  0.03%                 0.68%
---------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                            0.78%                  0.04%                 0.82%
---------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                        0.40%                  0.03%                 0.43%
---------------------------------------------------------------------------------------------------------------------------
Hartford International Advisers HLS Fund                       0.76%                  0.09%                 0.85%
---------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                  0.69%                  0.09%                 0.78%
---------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                       0.76%                  0.03%                 0.79%
---------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                 0.45%                  0.02%                 0.47%
---------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                          0.45%                  0.03%                 0.48%
---------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                0.75%                  0.03%                 0.78%
---------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                        0.46%                  0.02%                 0.48%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                             0.80%                  0.33%                 1.13%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                              0.68%                  0.10%                 0.78%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                         0.65%                  0.12%                 0.77%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                   0.61%                  0.12%                 0.73%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                               0.46%                  0.04%                 0.50%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                 0.70%                  0.13%                 0.83%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                      0.65%                  0.07%                 0.72%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                          0.60%                  0.07%                 0.67%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                            0.80%                  0.22%                 1.02%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                 0.80%                  0.18%                 0.98%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                 1.08%                  0.33%                 1.41%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                       0.63%                  0.08%                 0.71%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                    0.41%                  0.08%                 0.49%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                               0.54%                  0.05%                 0.59%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                       0.70%                  0.10%                 0.80%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (1)                       0.53%                  0.37%                 0.90%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                     0.65%                  0.18%                 0.83%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                     0.65%                  0.06%                 0.71%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                           0.65%                  0.10%                 0.75%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                         0.53%                  0.04%                 0.57%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio (2)                    0.53%                  0.09%                 0.62%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2)                       0.48%                  0.08%                 0.56%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2)                            0.73%                  0.14%                 0.87%
---------------------------------------------------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


(1) Total Annual Fund Operating Expenses for Putnam VT OTC & Emerging Growth Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:



                                                                                           TOTAL FUND
                                                                                 OTHER     OPERATING
                                                              MANAGEMENT FEES   EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                               0.70%         0.37%       1.07%
-----------------------------------------------------------------------------------------------------



(2) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds or FMR on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These reductions will continue through at least
    December 31, 2000 pursuant to an agreement between the advisor and the funds. Without these reductions, Total Operating Fund Expenses would have been:



                                                                                           TOTAL FUND
                                                                                 OTHER     OPERATING
                                                              MANAGEMENT FEES   EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                            0.53%         0.10%       0.63%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                               0.48%         0.09%       0.57%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                    0.73%         0.18%       0.91%
-----------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               1/1/99         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/99        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Duff & Phelps               7/1/99        AA+      Claims paying ability
--------------------------------------------------------------------------------


SEPARATE ACCOUNT VL I


The Sub-Accounts are subdivisions of our separate account, called Separate Account VL I. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay your insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford. Separate Account VL I was established on June 8, 1995 under the laws of Connecticut.



THE FUNDS



The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.



We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectuses for the Funds, and the Funds' Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.



The Funds may not be available in all states.



You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."



The investment goals of each of the Funds are as follows:



HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.



HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS
Fund, Inc." Sub-advised by HIMCO.



HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.



HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.



HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.



HARTFORD INTERNATIONAL ADVISERS HLS FUND -- Seeks maximum long-term total return by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and

*"Standard & Poor's," "S&P-Registered Trademark-," "S&P
500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford. The Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Index Fund.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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will be traded in non-U.S. markets. Sub-advised by Wellington Management.



HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.



HARTFORD MIDCAP HLS FUND -- Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. Sub-advised by Wellington Management.



HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.



HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.



HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities within the range represented by the Russell 2000 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD STOCK HLS FUND -- Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.



PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with capital preservation. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.



PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital.



PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income.



PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation.



PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.



PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk.



PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective.



PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation.



PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth.



PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.



PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation.



PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation.



PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.



PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income.



PUTNAM VT VISTA FUND -- Seeks capital appreciation.



PUTNAM VT VOYAGER FUND -- Seeks capital appreciation.



FIDELITY VIP II ASSET MANAGER PORTFOLIO -- Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.



FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Index 500.



FMR normally invests at least 65% of the fund's total assets in income-producing securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower quality debt securities.



FIDELITY VIP OVERSEAS PORTFOLIO -- Seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
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International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. These risks may be greater for funds that invest in emerging markets.



INVESTMENT ADVISERS -- Hartford HLS Funds are sponsored and administered by Hartford Life Insurance Company. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.



Each Hartford HLS Fund, except for Hartford Growth and Income HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Growth and Income HLS Fund is a diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.



Putnam Investment Management, Inc. ("Putnam Management") serves as the investment manager for the Putnam Variable Trust. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.



The Funds of the Putnam Variable Trust are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.



Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.



Fidelity Management & Research Company is the investment adviser for the Fidelity VIP Funds.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.


ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.


THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 4% per year. We are not obligated to, but may, credit more than 4% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 4%.

CHARGES AND DEDUCTIONS
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DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The front-end sales load is based on:

- the level of scheduled premiums;

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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- the length of the Guarantee Period; and

- the amount of any unscheduled premiums paid.

The maximum front-end sales load is:

- 50% in the first policy year;

- 11% in policy years 2 through 10;

- 3% in policy years 11 and on.

For all Guarantee Periods, the maximum amount of premiums paid in any policy year that is subject to a front-end sales load is the Guideline Annual Premium. In addition, if Scheduled Premiums are less than the Guideline Annual Premium, the maximum amount of premiums paid in the first policy year subject to a front-end sales load is the Scheduled Premium.

The actual schedule of front-end sales loads for any given policy is specified in that policy. Generally, the shorter the Guarantee Period, the lower the front-end sales load. The levels range from those for the ten-year Guarantee Period described above to 0% on a policy with a one year Guarantee Period. However, there are other charges under the Policies that are lower for longer Guarantee Periods.

PREMIUM TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the charges for additional benefits provided by rider, if any;

- the charges for "special" insurance class rating, if any;

- the monthly administrative fee; and

- the mortality and expense risk charge

COST OF INSURANCE CHARGE -- The charge for the cost of insurance is equal to:

- the cost of insurance rate per $1,000; multiplied by

- the amount at risk; divided by

- $1,000

On any Monthly Activity Date, the amount at risk equals the death benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

The cost of insurance charge is to cover our anticipated mortality costs. For standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table. A table of guaranteed cost of insurance rates per $1,000 will be included in each policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the insured's risk class. We will determine the cost of insurance rate at the start of each policy year. Any changes in the cost of insurance rate will be made uniformly for all insureds in the same risk class.

Because your Account Value and death benefit amount may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."

SPECIAL CLASS CHARGE -- A charge for a special insurance class rating of an insured may be made, if applicable, against the Account Value. This charge compensates Hartford for the additional mortality risk associated with individuals in such special classes.

MONTHLY ADMINISTRATIVE CHARGE AND ISSUE CHARGE -- We will assess a monthly administrative charge to compensate us for administrative costs. This charge covers average expected cost. The monthly administrative charge will be $8.33 per month initially and is guaranteed never to exceed that level during the Guarantee Period. After the Guarantee Period, the charge is guaranteed never to exceed $12 per month.

Additionally, we assess a monthly charge in the first policy year to compensate us for the up-front costs of underwriting and issuing a policy. Subject to certain maximum levels, such charge currently is equal to $8.33 per month, plus an amount that varies by issue age and the policy's initial Face Amount. The monthly issue charge and the maximum levels of such charge for some sample issue ages are summarized in the following chart:

                                                                 MAXIMUM
        ISSUE                                                    MONTHLY
         AGE            MONTHLY FIRST POLICY YEAR ISSUE CHARGE   AMOUNT
-------------------------------------------------------------------------
          25            $8.33 plus $.0333 per $1,000 of IFA*      $50.00
-------------------------------------------------------------------------
          35            $8.33 plus $.0375 per $1,000 of IFA       $54.17
-------------------------------------------------------------------------
          45            $8.33 plus $.0417 per $1,000 of IFA       $62.50
-------------------------------------------------------------------------
          55            $8.33 plus $.0625 per $1,000 of IFA       $62.50
-------------------------------------------------------------------------
          65            $8.33 plus $.0708 per $1,000 of IFA       $62.50
-------------------------------------------------------------------------

* "IFA" refers to initial Face Amount

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. The mortality and expense risk charge for any Monthly Activity Date is equal to:

- the mortality and expense risk rate; multiplied by

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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- the portion of the Account Value allocated to the Sub-Account on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.

During the first 20 policy years, the longer the Guarantee Period is, the lower the mortality and expense risk charge rate will be. For policy years 1 through 20, the mortality and expense risk charge rate ranges from 1.40% annually for a policy with a one-year Guarantee Period, and decreases as the length of the Guarantee Period increases, to .60% on a policy with a ten-year Guarantee Period. After policy year 20, the mortality and expense risk charge rate for all policies is expected to equal .60% annually. However, we reserve the right to continue the mortality and expense risk charge rate at the level in effect during policy years 1 through 20, except for policies with a one year Guarantee Period, for which we reserve the right to charge a mortality and expense risk rate of .90%. There are other contractual charges that are higher for longer Guarantee Periods.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.

SURRENDER CHARGES -- A surrender charge is assessed against the Account Value if your policy lapses or is surrendered during the first nine policy years. The amount of such surrender charge in the first policy year is established by us based on the premiums paid during the first policy year and the length of the Guarantee Period. Subject to certain limits imposed by state insurance laws, the surrender charge decreases by an equal amount each policy year until it reaches zero during the tenth policy year.

Specifically, the maximum first year surrender charge is equal to the sum of (i) a specified percentage of the scheduled premium up to the Guideline Annual Premium and (ii) 5% of the excess of the first year premium over the Guideline Annual Premium. The longer the Guarantee Period, the higher the percentage used to calculate the first year surrender charge. Such percentage equals 110% with respect to policies with a ten-year Guarantee Period and decreases as the selected Guarantee Period decreases to 10% for policies with a one-year Guarantee Period. There are other lower contractual charges applicable to longer Guarantee Periods.

The schedule of surrender charges for a policy is set forth in that policy. Additionally, your sales agent, upon request, will provide a schedule of surrender charges which would apply under any given circumstances.

EXAMPLES OF FRONT-END SALES LOADS AND SURRENDER CHARGES

The following is an example of the actual front-end sales loads and surrender charge schedule for a policy with a ten year Guarantee Period. The example uses the same specific information (i.e., issue age, Face Amount, premium level, etc.) as the illustration on page 9 of the Statement of Additional Information.

Death Benefit Option:                         Level
Face Amount:                                  $250,000
Guarantee Period:                             10 years
Charges Assumed:                              Current
Issue Age/Gender/Class:                       45/Male/Preferred Plus
Scheduled Premium:                            $4,000 per year
Guideline Annual Premium:                     $4,819.38
Assumed Gross Annual Investment Return:       0%

The "Total Cumulative Sales Load If Surrendered" column on the far right of the table below represents the sum of all loads which would have been assessed since the issuance of the policy assuming a surrender of the policy at the end of the corresponding policy year.

This is:

- the sum of the cumulative front-end sales load, plus

- the actual surrender charge for that policy year.

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ADDITIONAL CHARGES/CREDITS IF SURRENDERED -- TEN YEAR GUARANTEE PERIOD

                        CUMULATIVE                                          TOTAL
                        FRONT-END     MAXIMUM    YEAR END    ACTUAL      CUMULATIVE
                          SALES      SURRENDER   ACCOUNT    SURRENDER   SALES LOAD IF
     POLICY YEAR           LOAD       CHARGE      VALUE      CHARGE*    SURRENDERED**
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          1               $2,000      $4,400     $ 1,274     $1,274         $3,274
          2                2,440       3,911       4,172      3,911          6,351
          3                2,880       3,422       6,928      3,422          6,302
          4                3,320       2,933       9,582      2,933          6,253
          5                3,760       2,444      12,157      2,444          6,204
          6                4,200       1,956      14,669      1,956          6,156
          7                4,640       1,467      17,122      1,467          6,107
          8                5,080         978      19,532        978          6,058
          9                5,520         489      21,890        489          6,009
         10                5,960           0      21,187          0          5,960
         11                6,080           0      26,679          0          6,080
-------------------------------------------------------------------------------------

 * The Actual Surrender Charge assessed is the lesser of:

   - The contractual maximum surrender charge, or

   - Account Value at the end of the policy year.

** Assumes a surrender of the policy at the end of that policy year.

An example of the actual front-end sales load and surrender charge schedule for a policy with a one year Guarantee Period is shown below. The example uses the same specific information (i.e., issue age, Face Amount, premium level) as the illustration on page 12 of the Statement of Additional Information.

Death Benefit Option:                                      Level
Face Amount:                                               $250,000
Guarantee Period:                                          1 Year
Charges Assumed:                                           Current
Issue Age/Gender/Class:                                    45/Male/Preferred Plus
Scheduled Premium:                                         $4,000 per year
Guideline Annual Premium:                                  $4,819.38
Assumed Hypothetical Gross Annual Investment Return:       0%

The "Total Cumulative Sales Load If Surrendered" column on the far right of the table below represents the sum of all loads which would have been assessed since the issue of the policy assuming a surrender of the policy at the end of the corresponding policy year.

This is:

- the sum of the cumulative front-end sales load, plus

- the actual surrender charge for that policy year.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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ADDITIONAL CHARGES IF SURRENDERED -- ONE YEAR GUARANTEE PERIOD

                        CUMULATIVE                                          TOTAL
                        FRONT-END     MAXIMUM    YEAR END    ACTUAL      CUMULATIVE
                          SALES      SURRENDER   ACCOUNT    SURRENDER   SALES LOAD IF
     POLICY YEAR           LOAD       CHARGE      VALUE      CHARGE*    SURRENDERED**
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          1                 $0         $400      $ 3,195      $400           $400
          2                  0          355        6,415       355            355
          3                  0          311        9,457       311            311
          4                  0          267       12,363       267            267
          5                  0          222       15,163       222            222
          6                  0          178       17,872       178            178
          7                  0          133       20,500       133            133
          8                  0           89       23,057        89             89
          9                  0           44       25,542        44             44
         10                  0            0       27,942         0              0
         11                  0            0       30,194         0              0
-------------------------------------------------------------------------------------

 * The Actual Surrender Charge assessed is the lesser of:

   - The contractual maximum surrender charge, or

   - Account Value at the end of the policy year.

** Assumes a surrender of the policy at the end of that policy year.


CHARGES FOR THE FUNDS


The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY
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CONTRACT RIGHTS


POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.



BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.


ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may make one transfer per calendar month free of charge, excluding any transfers made pursuant to your enrollment in the Dollar Cost Averaging Program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25. We reserve the right to limit at a future date the size of transfers and remaining balances and to limit the number and frequency of transfers.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not from the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR
SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. If you choose the DCA program, your Net Premiums will be deposited into the Hartford Money Market Sub-Account or the Fixed Account. Amounts will be transferred monthly to the other investment options in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against loss in a declining market.

SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth therein. Charges for the riders increase the Monthly Deduction Amount.

DEDUCTION AMOUNT WAIVER RIDER -- We will waive Monthly Deduction Amounts if the insured becomes totally disabled prior to age 65 for at least six months.

ACCIDENTAL DEATH BENEFIT RIDER -- We will increase the death proceeds if the insured dies from an accident.

INCREASE IN COVERAGE OPTION RIDER -- We will guarantee you the right to purchase a new flexible premium variable life insurance policy on the life of the insured, without evidence of insurability, if certain conditions are met. These conditions include:

- the original policy has been in force for five years,

- the insured's attained age is less than 80, and

- the Account Value of the original policy is sufficient to "pay up" the new policy under assumptions defined in the rider.

  The Face Amount of the new policy will be equal to the Face Amount, multiplied by a percentage which depends on the insured's age, gender (except where unisex rates are used) and insurance class. The scheduled premium fee for the new policy is based on the scheduled premium for the original policy.

MATURITY DATE EXTENSION RIDER -- We will extend the maturity date to the date of death of the insured, regardless of the age of the insured, subject to certain death benefit and premium restrictions.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 3 1/2% per year) on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3 1/2% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

SURRENDER/CONTINUATION OPTIONS -- At any time prior to the maturity date, you may choose to have the Cash Surrender Value applied under one of the following options:

- Option A -- Surrender for Cash

- Option B -- Continue as Extended Term Insurance

- Option C -- Continue as Paid-Up Insurance

In addition, you may choose one of the above options if, during the Guarantee
Period:

- a required scheduled premium is not paid by the end of the grace period; and

- the Automatic Premium Loan Option is not elected or not available due to insufficient Cash Surrender Value.

You may notify us in writing of your choice within 61 days after the due date for the outstanding scheduled premium. If you do not notify us, we will automatically apply the Cash Surrender Value to Option B, or, Option C if the insurance class shown in your policy is "special." If your policy has no Cash Surrender Value, it will terminate at the end of the grace period.

The effective date of the surrender/continuation options will be the earlier of the date we receive your election request in writing or the end of the grace period. When a surrender/continuation option becomes effective, all benefit riders attached to a policy will terminate, unless otherwise provided in the rider.

The following are descriptions of each option:

OPTION A -- SURRENDER FOR CASH -- If you choose Option A, you must surrender your policy to us. We will pay you the Cash Surrender Value at the time of surrender, and our liability under the policy will cease.

OPTION B -- CONTINUATION OF POLICY AS EXTENDED TERM INSURANCE -- Option B is not available unless the insurance class shown in your policy is "standard" or "preferred." If you choose Option B, the extended term insurance death benefit will be the death benefit in effect on the effective date of the non-forfeiture benefit, less any Indebtedness. The term will begin on the effective date of Option B and will extend for a period of time equal to that which the Cash Surrender Value will provide as a net single premium at the insured's then attained age. At the end of such term, we will pay you any Cash Surrender Value not used to provide extended term insurance, and our liability under the policy will cease.

OPTION C -- CONTINUATION OF POLICY AS PAID-UP INSURANCE -- If you choose Option C, your policy will continue as paid-up life insurance. The amount of paid-up life insurance will be calculated using the Cash Surrender Value of your policy as a net single premium as of the effective date of this benefit at the insured's then-attained age. Hartford reserves the right to require evidence of insurability or limit the amount of Option C if the paid-up amount exceeds the death benefit in effect on the effective date of Option C. We will pay you any Cash Surrender Value not used to provide paid-up insurance.

If your policy is continued under Option B or Option C, as described above, the Cash Surrender Value available within 30 days after any policy anniversary will not be less than the Cash Value on such policy anniversary minus any Indebtedness.

BENEFITS AT MATURITY -- If the insured is living on the "maturity date" (the anniversary of the policy date on which the insured attained age 100), we will pay the Cash Surrender Value to you upon surrender of the policy to us. On the maturity date, the policy will terminate and Hartford will have no further obligations under the policy.

CLASS OF PURCHASERS


REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain

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criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.


PREMIUMS
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APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount, scheduled premiums, and the Guarantee Period. Policies generally will be issued only on the lives of insureds age 80 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have the ability to pay amounts greater or less than your scheduled premiums. Prior to policy issue, you can choose the level of the scheduled premiums, within a range determined by Hartford, based on the Face Amount and the insured's gender (except where unisex rates apply), issue age and risk classification.

During the Guarantee Period, Hartford will guarantee that your policy will not lapse, regardless of the investment experience of the Funds, provided that you pay the scheduled premiums when due and Indebtedness never exceeds the Cash Value. In addition, unscheduled premiums are allowed during the Guarantee Period. Even if you do not pay all scheduled premiums due during the Guarantee Period, your policy will stay in force as long as the Policy Surplus exceeds Indebtedness. After the Guarantee Period, you may change your scheduled premiums to any level you desire. Unscheduled premiums will continue to be allowed. Additionally, once the Guarantee Period has expired, your policy will not lapse as long as the Cash Surrender Value is sufficient to cover the Monthly Deduction Amounts. For more details, see "Lapse and Reinstatement."

SCHEDULED PREMIUMS -- You have the right to pay scheduled premiums annually, semiannually, quarterly, or monthly. The first scheduled premium is due on the policy date. During the Guarantee Period, each scheduled premium after the initial premium payment is due at the expiration of the period for which the preceding scheduled premium was paid. A scheduled premium may be paid at any time prior to its due date, subject to the premium limitations set forth in the Code.

During the Guarantee Period, your policy will not terminate due to insufficient Cash Value, regardless of the investment experience of the Funds, provided all scheduled premiums are paid when due and if Indebtedness does not exceed the Cash Value.

During the Guarantee Period, if you fail to pay a scheduled premium when due, and if, on the premium due date and for the rest of that policy year, the Policy Surplus exceeds Indebtedness, payment of such scheduled premium will not be required in that year or in any future policy year. Your policy will not terminate due to such nonpayment. However, future scheduled premiums during the Guarantee Period will be required unless the Policy Surplus continues to exceed Indebtedness in future policy years. In addition, as is true with any premium, your Account Value and Policy Surplus in future years will be greater if you make the premium payment.

For example, to determine whether or not non-payment of a scheduled premium in policy year 2 would result in a lapse, you would compare the actual Account Value on the first policy anniversary to the first Target Account Value. If the actual Account Value equals or is greater than the Target Account Value and Indebtedness remained less than the Policy Surplus, failure to pay any scheduled premiums due in policy year 2 would not result in a lapse.

After the Guarantee Period, Hartford will send you reminder notices to pay scheduled premiums during the insured's lifetime. Payment of the scheduled premium may not be sufficient to keep your policy in force after the end of the Guarantee Period.

UNSCHEDULED PREMIUMS -- Any premium payment we receive in an amount different from the scheduled premium will be considered an unscheduled premium. Unscheduled premiums of at least $50 can be made at any time while a policy is in force.

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

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- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market Sub-Account on the later of the policy date or the date we receive your premium payment.

We will then allocate the Account Value in the Hartford Money Market Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in your policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

You may change your premium allocation upon request in writing. Allocations must be in whole percentages. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.


All valuations in connection with a policy, i.e., (with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the National Service Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.


ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

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DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value.

- Under Option C, the current Face Amount plus the sum of the scheduled premiums paid.

OPTION CHANGE -- After the Guarantee Period, you may change the Return of Premium Death Benefit Option or Return of Account Value Death Benefit Option to the Level Death Benefit Option. If you do, the Face Amount will become the amount available as a death benefit immediately prior to the Death Benefit Option change.

DEATH BENEFIT GUARANTEE -- During the Guarantee Period, your policy will not terminate due to insufficient Cash Surrender Value, regardless of the investment experience of the Funds, provided all scheduled premiums are paid when due and Indebtedness does not exceed the Cash Value.

The Guarantee Period you select will affect the benefits provided by your policy. Generally, the longer the Guarantee Period is, the higher front-end sales loads and surrender charges are. However, the advantages of a longer Guarantee Period include:

- a longer period during which your Death Benefit is guaranteed, regardless of the investment experience of the Sub-Accounts;

- a longer period during which your current administrative fees are guaranteed. As a result, the longer the Guarantee Period, the lower the guaranteed administrative fees;

- a longer period during which your current cost of insurance rates are guaranteed. As a result, the longer the Guarantee Period, the lower the guaranteed cost of insurance rates;

- lower current cost of insurance rates; and

- lower mortality and expense risk rates.

In addition, if you choose a Guarantee Period longer than five years, you may be given the right to purchase without any evidence of insurability, additional coverage, subject to limitations.

Because the different charges and fees depend on different factors, such as the length of the Guarantee Period, it is difficult to anticipate the net effect of such charges on policy values without a sales illustration. After consultation with your sales agent, once you decide on a combination of policy features, (e.g., Face Amount, level of scheduled premiums, Guarantee Period, and the insured's issue age and gender) the sales agent will provide you with an illustration which reflects the charges and benefits of that particular combination, and includes a summary of policy charges and fees. In addition, such illustrations are available for any permissible combination of benefits which you may request.

MINIMUM DEATH BENEFIT -- Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Account Value                     46,500     34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------
 Death Benefit Option               Level      Level
--------------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the Guarantee Period, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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the Monthly Deduction Amount for the first month after the effective date of the increase is made. The monthly administrative fee on the first Monthly Activity Date on or after the effective date of the increase will reflect a charge for the increase.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect.

Decreases in Face Amount will be applied as follows:

- to the most recent increase in the Face Amount; then

- successively to each prior increase in Face Amount; then

- to the initial Face Amount.

If you ask to decrease the Face Amount of your policy below the initial Face Amount, we will deduct, on a pro rata basis, a portion of any remaining surrender charge from your Account Value. The amount of the reduction will be equal to:

- the initial Face Amount, minus the requested Face Amount, multiplied by

- the surrender charge on the date of the request to change the Face Amount, divided by

- the initial Face Amount.

Your surrender charge will be reduced by the same amount.


CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.


MAKING WITHDRAWALS FROM YOUR POLICY
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SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.

PARTIAL WITHDRAWALS -- After the Guarantee Period, partial withdrawals are allowed. The minimum partial withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1,000. One partial withdrawal is allowed per month (between any successive Monthly Activity Dates). The Face Amount is reduced by the amount of the partial withdrawal. Unless specified otherwise, a partial withdrawal will be deducted pro rata from the Fixed Account and the Sub-Accounts.

We do not currently impose a partial withdrawal charge. However, we reserve the right to impose in the future a partial withdrawal charge of up to $50.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period ends the later of 10 days after you receive your policy, 10 days after we deliver to you a Notice of Right to Withdraw, or 45 days after you sign the application for your policy (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE A POLICY -- During the first 24 months after its issuance, you may exchange your policy for a non-variable life insurance policy on the life of the insured offered by us or an affiliate. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premiums under the new policy will be based on the same risk classifications as the policy for which the new policy was exchanged. An exchange of a policy under such circumstances should be a tax-free transaction under Section 1035 of the Code.

LOANS
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AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value on the date we grant a loan.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value

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of the Loan Account and the Indebtedness will be transferred on each Monthly Activity Date from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis. Policy loan rates are shown in the policy.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 2% (in most states) during the first ten policy years. Thereafter, the rate will be 3% (in most states). For preferred loans, the rate is 4% (in most states).

PREFERRED LOAN -- If, at any time after the tenth policy anniversary, the Cash Value exceeds the total of all premiums paid since issue, a Preferred Loan will be available. The amount available for a Preferred Loan is the amount by which the Cash Value exceeds total premiums paid. For policy years 11 and beyond, the amount of the Loan Account which equals a Preferred Loan will be credited with interest at a rate of 4% (in most states). The amount of Indebtedness that qualifies as a Preferred Loan is determined by Hartford on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of your Indebtedness at any time. The amount of policy loan repayment will be deducted from the Loan Account and will be allocated among the Fixed Account and the Sub-Accounts in the same percentage as premium payments are allocated.

TERMINATION DUE TO EXCESSIVE INDEBTEDNESS -- If total Indebtedness equals or exceeds Cash Value under your policy, your policy will terminate 61 days after we have mailed notice to your last known address and to the last known address of any assignees of record. If sufficient loan repayment is not made by the end of such 61 day period, your policy will terminate without value.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

LAPSE AND REINSTATEMENT
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POLICY SURPLUS -- We use the Policy Surplus to determine whether a policy will terminate if scheduled premiums are not paid when due. If the Policy Surplus is greater than zero for a policy year, the scheduled premiums may not be required. However, if the Policy Surplus for a policy year during the Guarantee Period is zero, all scheduled premiums due in that year are required to be paid.

The Policy Surplus is determined as follows:

- The Policy Surplus for the first policy year is zero.

- The Policy Surplus for each subsequent policy year is (x) minus (y), but never less than zero where (x) is the Account Value at the end of the previous policy year; and (y) is the target Account Value, as shown in the policy, for the previous policy year.

Once determined for a given policy year, the Policy Surplus remains constant for the entire policy year.

LAPSE AND GRACE PERIOD -- During the Guarantee Period, if the Policy Surplus for a policy year is less than the Indebtedness or is zero on any given Monthly Activity Date, all scheduled premiums due in that policy year, on or before that date the Monthly Activity Date are required to be paid in order to keep the policy in force. With respect to any required scheduled premium not paid on or before its due date, we will allow a grace period which ends 61 days after the applicable Monthly Activity Date. During the grace period, the policy will continue in force. If any such required scheduled premium is not paid by the end of the grace period, the policy will terminate except as provided under the non-forfeiture options set forth in the policy or unless you have elected the Automatic Premium Loan Option (see "--Automatic Premium Loan Option," below) and there is sufficient Cash Value to cover the scheduled premium amounts due.

After the Guarantee Period, a policy may terminate 61 days after a Monthly Activity Date on which the Cash Surrender Value is less than zero. The 61-day period is the grace period. If sufficient premium payments are not made by the end of the grace period, a policy will terminate without value. Hartford will mail you and any assignee under the policy written notice of the amount of premium payments required to continue the policy in force at least 61 days before the end of the grace period. The amount of premiums required to be paid will be no greater then the amount, as of the date the grace period began, deducted from Account Value in payment of three Monthly Deduction Amounts. If such premiums are not paid by the end of the grace period, the policy will terminate.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

- you make your reinstatement request within five years from the policy termination date;

- you submit satisfactory evidence of insurability;

- you pay all overdue required scheduled premiums, if any; and

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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- if the Guarantee Period has expired at the time of policy reinstatement and if the amount paid in is insufficient to reinstate the policy, sufficient premiums must be paid to:

 - cover all Monthly Deduction Amounts that are due and unpaid during the grace period; and

 - keep the policy in force for three months after the date of reinstatement.

The Face Amount of the reinstated policy cannot exceed the Face Amount at the time of lapse. The Account Value on the policy reinstatement date will reflect:

- the Account Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement; minus

- a charge to reflect the benefits, if any, provided under the extended term or reduced paid-up options.

The surrender charges for the reinstated policy will be the same as they would have been on the original policy had no lapse and subsequent reinstatement of such policy taken place. Any Indebtedness at the time of termination must be repaid upon reinstatement of the policy or carried over to the reinstated policy.

AUTOMATIC PREMIUM LOAN OPTION -- If you elect the Automatic Premium Loan Option, we will automatically process a policy loan to pay any scheduled premium which is due and not paid by the end of its grace period following the due date. You may elect such option in your policy application or by request in writing, provided no scheduled premium is outstanding beyond its due date. In most states, automatic premium loans will be treated as Preferred Loans. See "Loans -- Preferred Loan."

The Automatic Premium Loan Option will not be available if:

- you have revoked the election of such option in writing; or

- the loan amount needed to pay any unpaid scheduled premium would exceed the Cash Surrender Value on the most recent scheduled premium due date.

In either instance, the surrender/continuation options will apply as of the end of the grace period.

In most states, if you have outstanding Indebtedness pursuant to the Automatic Premium Loan Option, we will allow you to restore the death benefit at the end of the Guarantee Period to the amount that it would have equaled had no Indebtedness been incurred pursuant to such option. In such case, we will not require you to provide evidence of insurability. To remove any such outstanding Indebtedness, we will reduce your Account Value, and the amount of Indebtedness outstanding at the end of the Guarantee Period by the sum of the policy loan incurred pursuant to the Automatic Premium Loan Option, plus all interest accrued thereon. There will be no reduction in the Face Amount of your policy as a result of this adjustment.

If you have outstanding Indebtedness pursuant to the Automatic Premium Loan Option at the end of the Guarantee Period and you have not previously elected to restore the death benefit at the end of a Guarantee Period as described above, we will assume that you have elected to restore the death benefit at the end of the Guarantee Period then in effect. We will notify you that we will make such adjustment unless you instruct us not to make this adjustment. Such notification will be made at least 30 days prior to the policy anniversary occurring at the end of such Guarantee Period

TAXES
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GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy. (See "Premiums -- Accumulation Unit Values").

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS


For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.


Hartford also believes that any loan received under a policy will be treated as Indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Maturity Date Extension Rider allows a policy owner to extend the Maturity Date to the date of the death of the insured. If the Maturity Date of the policy is extended by rider, Hartford believes that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either:
(i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC.

If the policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the policy is changed materially. The seven-pay test will be applied anew at any time the policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within the first seven years, the seven-pay test is applied as if the policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.


A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the policy is classified as a MEC then withdrawals from the contract will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the contract will be treated as a withdrawal from the contract for tax purposes. In addition, if the owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The owner's investment in the contract is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).


Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

Before assigning, pledging, or requesting a loan under a policy that is a MEC, an owner should consult a qualified tax adviser.

All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a policy may become classified as a MEC after issue.


ESTATE AND GENERATION-SKIPPING TAXES


When the Insured dies, the death proceeds will generally be includible in the policy owner's estate for purposes of federal estate tax if the Insured owned the policy. If the policy owner was not the Insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includible in the Insured's estate if the Insured neither retained incidents of ownership at death nor had given up ownership within three years before death.


The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $675,000 (for 2000) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next six years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.


If the policy owner (whether or not he or she is the Insured) transfers ownership of the policy to someone two or more generations younger, the transfer may be subject to the generation skipping transfer tax, the taxable amount being the value of

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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the policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million as adjusted for inflation. Because these rules are complex, the policy owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for Federal income tax purposes.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the policy owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective policy owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

OTHER

Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A qualified tax adviser should be consulted to determine the impact of these taxes.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


There are no pending material legal proceedings to which the Separate Account is a party.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

GUARANTEE PERIOD: The period you select, of one to ten policy years, during which additional guarantees are provided. These guarantees include the guarantee that if scheduled premiums are paid, the death benefit will not be less than the initial Face Amount regardless of the investment performance of the Sub-Accounts.

GUIDELINE ANNUAL PREMIUM: The level annual premium payment necessary to provide the future benefits under a policy through maturity, based on certain assumptions specified under federal securities laws. These assumptions include mortality charges based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday, an assumed annual net rate of return of 5% per year, and deduction of the fees and charges specified in a Policy. For purposes of the policies, the Guideline Annual Premium is used only in limiting front-end sales loads and surrender charges.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

POLICY SURPLUS: An amount which we calculate for each policy year during the Guarantee Period to determine whether or not payment of a scheduled premium is required.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: the subdivisions of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

TARGET ACCOUNT VALUE: The Account Value, determined at policy issue, that would result on each policy anniversary assuming all annual scheduled premiums were paid when due (including the one due on that anniversary for the next policy year), a 6% net yield on assets (after fund level charges are deducted but before the mortality and expense risk charge is deducted) and current cost of insurance and expense charges.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life and Annuity Insurance Company, sometimes referred to as "Hartford."

YOU, YOUR: the owner of the policy.

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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WHERE YOU CAN FIND MORE INFORMATION



You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.


We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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STATEMENT OF ADDITIONAL INFORMATION
SEPARATE ACCOUNT VL I


This Statement of Additional Information is not a prospectus. To obtain a prospectus write us at P.O. Box 2999, Hartford, CT 06104-2999, or call us at 1-800-231-5453.



DATE OF PROSPECTUS: MAY 1, 2000
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2000

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS

                                                                PAGE
                                                              --------
GENERAL INFORMATION AND HISTORY                                  3
----------------------------------------------------------------------
SERVICES                                                         5
----------------------------------------------------------------------
EXPERTS                                                          5
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                     6
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                             6
----------------------------------------------------------------------
ILLUSTRATION OF DEATH BENEFITS                                   8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:


                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
David A. Carlson       Vice President, 1999            Assistant Vice President and Director of Taxes
                                                       (1998-1999), Hartford; Assistant Vice President and
                                                       Director of Taxes (1998-1999), Hartford; CIGNA Corporation
                                                       (1975-1998).

Peter W. Cummins       Senior Vice President, 1997     Vice President (1993-1997), Hartford; Senior Vice
                                                       President, (1997-Present); Vice President (1989-1997),
                                                       Hartford Life and Accident Insurance Company; Senior Vice
                                                       President (1997-Present); Vice President (1989-1997);
                                                       Senior Vice President (1997-Present); Vice President
                                                       (1989-1997), Hartford Life Insurance Company.

Timothy M. Fitch       Vice President, 1995            Vice President (1995-Present); Actuary (1994-Present);
                       Actuary, 1997                   Assistant Vice President (1992-1995), Hartford Life and
                                                       Accident Insurance Company; Vice President (1995-Present);
                                                       Actuary (1994-Present); Assistant Vice President
                                                       (1992-1995), Hartford Life Insurance Company.

Mary Jane B. Fortin    Vice President & Chief          Vice President & Chief Accounting Office (1998-Present),
                       Accounting Officer, 1998        Hartford Life Insurance Company; Vice President & Chief
                                                       Accounting Officer (1998-Present), Royal Life Insurance
                                                       Company of America; Vice President & Chief Accounting
                                                       Officer (1998-Present) Alpine Life Insurance Company;
                                                       Chief Accounting Officer (1997-Present), Hartford Life,
                                                       Inc.; Director, Finance (1995-1997), Value Health, Inc.;
                                                       Senior Manager (1993-1995), Coopers and Lybrand; Audit
                                                       Manager (1993-1996) Arthur Andersen & Co.

David T. Foy           Senior Vice President, Chief    Senior Vice President (1998-present), Vice President
                       Financial Officer &             (1998), Assistant Vice President (1995-1998), Hartford;
                       Treasurer, 1998                 Senior Vice President (1998-Present), Hartford Life and
                       Director, 1999*                 Accident Insurance Company; Director, Strategic Planning
                                                       Corporate Finance (1995-1996), IA Product Development
                                                       (1994-1995), Hartford; Various Actuarial Roles
                                                       (1989-1993), Milliman & Robertson.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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-----------------------------------------------------------------------------------------------------------------
                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
Lynda Godkin           Senior Vice President, 1997     Assistant General Counsel and Secretary (1994-1995),
                       General Counsel, 1996           Hartford; Director (1997-Present); Senior Vice President
                       Corporate Secretary, 1996       (1997-Present); General Counsel (1996-Present); Corporate
                       Director, 1997*                 Secretary (1995-Present); Associate General Counsel
                                                       (1995-1996); Assistant General Counsel and Secretary
                                                       (1994-1995); Counsel (1990-1994), Hartford Life and
                                                       Accident Insurance Company; Senior Vice President
                                                       (1997-Present); General Counsel (1996-Present); Corporate
                                                       Secretary (1995-Present); Director (1997-Present);
                                                       Associate General Counsel (1995-1996); Assistant General
                                                       Counsel and Secretary (1994-1995); Counsel (1990-1994),
                                                       Hartford Life Insurance Company; Vice President and
                                                       General Counsel (1997-Present), Hartford Life, Inc.

Lois W. Grady          Senior Vice President, 1998     Vice President (1994-1998), Hartford; Senior Vice
                       Vice President, 1994            President (1998-Present); Vice President (1993-1997);
                                                       Assistant Vice President (1987-1993), Hartford Life and
                                                       Accident Insurance Company; Senior Vice President
                                                       (1998-Present); Vice President (1994-1997); Assistant Vice
                                                       President (1987-1994), Hartford Life Insurance Company.

Stephen T. Joyce       Senior Vice President, 1999     Vice President (1997-1999), Assistant Vice President
                                                       (1995-1997), Hartford; Assistant Vice President
                                                       (1994-1997), Hartford Life and Accident Insurance Company;
                                                       Vice President (1997-Present); Vice President (1997-1999);
                                                       Assistant Vice President (1994-1997), Hartford Life
                                                       Insurance Company.

Michael D. Keeler      Vice President, 1998            Vice President (1998-Present); Hartford Life and Accident
                                                       Insurance Company; Vice President (1995-1997), Providian
                                                       Insurance; Supervisor/Manager (1985-1995), U.S. West
                                                       Communications.

Robert A. Kerzner      Senior Vice President, 1998     Director of Individual Life (1998-Present); Vice President
                                                       (1994-1998), Hartford; Senior Vice President
                                                       (1998-Present); Vice President (1994-1997); Regional Vice
                                                       President (1991-1994), Hartford Life Insurance Company.

Thomas M. Marra        President, 2000                 Executive Vice President (1996-2000), Senior Vice
                       Director, 1994*                 President (1993-1996); Hartford; Director (1994-Present);
                                                       Executive Vice President (1995-Present); Senior Vice
                                                       President (1994-1995); Vice President (1989-1994); Actuary
                                                       (1987-1997), Hartford Life and Accident Insurance Company;
                                                       Director (1994-Present); Executive Vice President
                                                       (1995-Present); Senior Vice President (1994-1995); Vice
                                                       President (1989-1994); Actuary (1987-1995), Hartford Life
                                                       Insurance Company; Chief Operating Officer (2000-Present),
                                                       Executive Vice President, Individual Life and Annuities
                                                       (1997-2000), Hartford Life, Inc.

Craig R. Raymond       Senior Vice President, 1997     Vice President (1993-1997); Assistant Vice President
                       Chief Actuary, 1994             (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                       President (1997-Present); Chief Actuary (1995-Present);
                                                       Vice President (1993-1997); Actuary (1990-1995), Hartford
                                                       Life and Accident Insurance Company; Senior Vice President
                                                       (1997-Present); Chief Actuary (1994-Present); Vice
                                                       President (1993-1997); Assistant Vice President
                                                       (1992-1993); Actuary (1989-1994), Hartford Life Insurance
                                                       Company; Vice President and Chief Actuary (1997-Present),
                                                       Hartford Life, Inc.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
Lowndes A. Smith       Chief Executive Officer, 1997   President (1989-2000), Chief Operating Officer
                       Director, 1985*                 (1989-1997), Hartford; Director (1981-Present); President
                                                       (1989-Present); Chief Executive Officer (1997-Present);
                                                       Chief Operating Officer (1989-1997), Hartford Life and
                                                       Accident Insurance Company; Director (1985-Present);
                                                       President (1989-Present), Chief Executive Officer
                                                       (1997-Present); Chief Operating Officer (1989-1997),
                                                       Hartford Life Insurance Company; Chief Executive Officer
                                                       and President and Director (1997-Present), Hartford
                                                       Life, Inc.

David M. Znamierowski  Senior Vice President & Chief   Vice President (1997); Senior Vice President (1997);
                       Investment Officer, 1997        Director, Risk Management Strategy (1996); Director
                       Director, 1998                  (1998), Hartford; Director (1998-Present); Senior Vice
                                                       President (1997-Present), Hartford Life and Accident
                                                       Insurance Company; Vice President, Investment Strategy
                                                       (1997-Present), Hartford Life, Inc.; Vice President,
                                                       Investment Strategy & Policy (1991-1996), Aetna Life and
                                                       Casualty.


---------

 * Denotes date of election to Board of Directors of Hartford.


Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
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SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Thomas P. Kalmbach, FSA, MAAA, Actuary for Hartford, and are included in reliance upon his opinion as to their reasonableness.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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DISTRIBUTION OF THE POLICIES


Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers will be 45% of the premiums paid up to a target premium and 5% of any excess. In Policy Years 2 through 10, sales commissions will not exceed 5.5% of premiums paid. For Policy Years 11 and later, sales commissions will not exceed 2% of the premiums paid. In addition, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if a Policy sold by such sales representative terminates prior to such Policy's second Policy anniversary.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not affect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:


NAME AND PRINCIPAL
BUSINESS ADDRESS             POSITIONS AND OFFICES
-----------------------------------------------------------------
 David A. Carlson            Vice President
-----------------------------------------------------------------
 Peter W. Cummins            Senior Vice President
-----------------------------------------------------------------
 David T. Foy                Treasurer
-----------------------------------------------------------------
 Lynda Godkin                Senior Vice President, General
                             Counsel and Corporate Secretary
-----------------------------------------------------------------
George R. Jay                Controller
-----------------------------------------------------------------
Robert A. Kerzner            Executive Vice President, Director
-----------------------------------------------------------------
Thomas M. Marra              Executive Vice President, Director
-----------------------------------------------------------------
Donald R. Salama             Vice President
-----------------------------------------------------------------
Lowndes A. Smith             President and Chief Executive
                             Officer, Director
-----------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The front-end load portion of a deduction from premiums is based on the level of Scheduled premiums, the length of the Guarantee Period, and the amount of any Unscheduled Premiums Paid.

The maximum front-end sales load percentages for the policies are 50% of the premiums paid in the first Policy Year, 11% in Policy Years 2 through 10, and 3% thereafter.

For all Guaranteed Periods, the maximum amount of premiums paid in any Policy Year that is subject to a front-end sales load is the Guideline Annual Premium. In addition, if Scheduled Premiums are less than the Guideline Annual Premium, the maximum amount of amount of premiums paid in the first Policy Year subject to a front-end sales load is the Scheduled Premium.

The actual schedule of front-end sales loads for any given policy is specified in that policy.

Generally, the shorter the Guarantee Period, the lower the front-end sales load. The levels range from those for the ten-year Guarantee Period described above to 0% on a policy with a One Year Guarantee Period. However, there are other charges under the policies that are lower for longer Guarantee Periods.

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, e.g., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL I.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the policy application. Policies generally will be issued only on the lives of insureds age 80 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. For standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table. A table of guaranteed cost of insurance rates per $1,000 will be included in each policy; however we reserve the right to use rates less than shown in such table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be on the Insured's risk class. We will determine the cost of insurance rate at the start of each Policy Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

INCREASES IN FACE AMOUNT -- At any time after the Guarantee Period, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

All requests to increase the Face Amount must be applied for on a new application and shall be accompanied by Your existing policy. All such requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the date shown on the new policy specifications page provided that the cost of insurance deduction for the month is made. The monthly administrative fee on the first Monthly Activity Date on or after the effective date of the increase will reflect a charge for the increase.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate how the Death Benefits, Account Values and Cash Surrender Values of a Policy may change with the investment experience of the Separate Account. They show how the Death Benefit, Account Value and Cash Surrender Value of a Policy issued to an Insured of a given age would vary over time if the investment return on the assets held in each Fund was a uniform, gross annual rate of 0%, 6% and 12%. The Death Benefit, Account Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. They assume that no Policy loans or partial withdrawals have been made. The illustrations are also based on the assumption that the Policy Owner has not requested an increase or a decrease in the Face Amount and that no transfers among the Funds have been made in any Policy Year.

The tables illustrate a Policy issued to a Male Insured, Age 45 in the Preferred Premium Class with an Initial Face Amount of $250,000 and a Scheduled Premium that is paid at the beginning of each Policy Year. The Death Benefits, Account Values and Cash Surrender Values would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.


The tables reflect the fact that the net return on the assets held in the Sub-Accounts is lower than the gross after-tax return of the Funds. This is because the illustrations assume an investment management fee and other estimated Fund expenses totaling 0.73%. The 0.73% figure is based on an average of the current management fees and expenses of the 36 available Funds, taking into account any applicable expense caps or reimbursement arrangements. Actual fees and expenses of the Funds associated with a Policy may be more or less than 0.73%, will vary from year to year, and will depend on how the Account Value is allocated.


As the headings indicate, the illustrations reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. Those charges include the monthly mortality and expense risk charge, the monthly administrative charge, and the monthly mortality charge. All illustrations assume a charge of 2.00% for taxes attributable to premiums and reflect the fact that no charges against the Separate Account are currently made for federal, state or local taxes attributable to the Policies.

Each illustration also shows the amount to which premiums would accumulate if an amount equal to such premiums was invested to earn interest, after taxes, at a rate of 5%, compounded annually.

Upon request, Hartford will furnish a comparable illustration based on a proposed Policy's specific circumstances.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.27% NET)

                                CURRENT CHARGES*                GUARANTEED CHARGES**
           PREMIUMS     ------------------------------------------------------------------
END OF   ACCUMULATED                  CASH                              CASH
POLICY  AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
 YEAR      PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
------------------------------------------------------------------------------------------
   1          4,200        3,618       3,218    250,000      3,618       3,218    250,000
   2          8,610        7,687       7,331    250,000      7,177       6,821    250,000
   3         13,241       12,033      11,722    250,000     11,020      10,709    250,000
   4         18,103       16,733      16,466    250,000     15,174      14,908    250,000
   5         23,208       21,846      21,624    250,000     19,664      19,442    250,000
   6         28,568       27,434      27,256    250,000     24,514      24,336    250,000
   7         34,196       33,549      33,416    250,000     29,754      29,620    250,000
   8         40,106       40,262      40,173    250,000     35,412      35,323    250,000
   9         46,312       47,623      47,579    250,000     41,523      41,479    250,000
  10         52,827       55,690      55,690    250,000     48,124      48,124    250,000
  11         59,669       64,476      64,476    250,000     55,262      55,262    250,000
  12         66,852       74,052      74,052    250,000     62,990      62,990    250,000
  13         74,395       84,494      84,494    250,000     71,377      71,377    250,000
  14         82,314       95,903      95,903    250,000     80,489      80,489    250,000
  15         90,630      108,393     108,393    250,000     90,407      90,407    250,000
  16         99,361      122,024     122,024    250,000    101,220     101,220    250,000
  17        108,530      137,011     137,011    250,000    113,035     113,035    250,000
  18        118,156      153,517     153,517    250,000    125,975     125,975    250,000
  19        128,264      171,726     171,726    250,000    140,184     140,184    250,000
  20        138,877      191,850     191,850    250,000    155,845     155,845    250,000

  25        200,454      339,635     339,635    393,977    263,653     263,653    305,838
  30        279,043      581,733     581,733    622,454    434,176     434,176    464,568
------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.27% NET)

                                CURRENT CHARGES*                GUARANTEED CHARGES**
           PREMIUMS     ------------------------------------------------------------------
END OF   ACCUMULATED                  CASH                              CASH
POLICY  AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
 YEAR      PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
------------------------------------------------------------------------------------------
   1          4,200        3,406       3,006    250,000      3,406      3,006     250,000
   2          8,610        7,037       6,681    250,000      6,542      6,186     250,000
   3         13,241       10,690      10,379    250,000      9,735      9,424     250,000
   4         18,103       14,413      14,146    250,000     12,985     12,718     250,000
   5         23,208       18,232      18,009    250,000     16,287     16,065     250,000
   6         28,568       22,168      21,990    250,000     19,632     19,454     250,000
   7         34,196       26,232      26,098    250,000     23,013     22,880     250,000
   8         40,106       30,445      30,356    250,000     26,420     26,331     250,000
   9         46,312       34,804      34,760    250,000     29,840     29,795     250,000
  10         52,827       39,304      39,304    250,000     33,260     33,260     250,000
  11         59,669       43,889      43,889    250,000     36,668     36,668     250,000
  12         66,852       48,554      48,554    250,000     40,056     40,056     250,000
  13         74,395       53,288      53,288    250,000     43,416     43,416     250,000
  14         82,314       58,100      58,100    250,000     46,731     46,731     250,000
  15         90,630       62,996      62,996    250,000     49,984     49,984     250,000
  16         99,361       67,891      67,891    250,000     53,150     53,150     250,000
  17        108,530       72,885      72,885    250,000     56,207     56,207     250,000
  18        118,156       77,985      77,985    250,000     59,116     59,116     250,000
  19        128,264       83,192      83,192    250,000     61,839     61,839     250,000
  20        138,877       88,513      88,513    250,000     64,334     64,334     250,000

  25        200,454      122,244     122,244    250,000     71,963     71,963     250,000
  30        279,043      162,534     162,534    250,000     63,580     63,580     250,000
------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.73% NET)

                                CURRENT CHARGES*                GUARANTEED CHARGES**
           PREMIUMS     ------------------------------------------------------------------
END OF   ACCUMULATED                  CASH                              CASH
POLICY  AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
 YEAR      PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
------------------------------------------------------------------------------------------
   1          4,200        3,195      2,795     250,000      3,195      2,795     250,000
   2          8,610        6,413      6,058     250,000      5,933      5,577     250,000
   3         13,241        9,450      9,139     250,000      8,551      8,240     250,000
   4         18,103       12,354     12,087     250,000     11,048     10,782     250,000
   5         23,208       15,148     14,926     250,000     13,419     13,197     250,000
   6         28,568       17,854     17,676     250,000     15,654     15,476     250,000
   7         34,196       20,475     20,341     250,000     17,745     17,612     250,000
   8         40,106       23,030     22,941     250,000     19,681     19,592     250,000
   9         46,312       25,511     25,467     250,000     21,450     21,406     250,000
  10         52,827       27,906     27,906     250,000     23,037     23,037     250,000
  11         59,669       30,152     30,152     250,000     24,431     24,431     250,000
  12         66,852       32,242     32,242     250,000     25,621     25,621     250,000
  13         74,395       34,159     34,159     250,000     26,601     26,601     250,000
  14         82,314       35,906     35,906     250,000     27,351     27,351     250,000
  15         90,630       37,486     37,486     250,000     27,851     27,851     250,000
  16         99,361       38,796     38,796     250,000     28,074     28,074     250,000
  17        108,530       39,944     39,944     250,000     27,992     27,992     250,000
  18        118,156       40,927     40,927     250,000     27,564     27,564     250,000
  19        128,264       41,735     41,735     250,000     26,742     26,742     250,000
  20        138,877       42,363     42,363     250,000     25,480     25,480     250,000

  25        200,454       44,606     44,606     250,000     10,778     10,778     250,000
  30        279,043       38,457     38,457     250,000          0          0     250,000
------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.27% NET)

                                CURRENT CHARGES*                GUARANTEED CHARGES**
           PREMIUMS     ------------------------------------------------------------------
END OF   ACCUMULATED                  CASH                              CASH
POLICY  AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
 YEAR      PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
------------------------------------------------------------------------------------------
   1          4,200        1,464           0    250,000      1,464           0    250,000
   2          8,610        4,916       1,005    250,000      4,916       1,005    250,000
   3         13,241        8,625       5,203    250,000      8,625       5,203    250,000
   4         18,103       12,661       9,728    250,000     12,661       9,728    250,000
   5         23,208       17,083      14,639    250,000     17,083      14,639    250,000
   6         28,568       21,950      19,994    250,000     21,950      19,994    250,000
   7         34,196       27,314      25,847    250,000     27,314      25,847    250,000
   8         40,106       33,245      32,267    250,000     33,245      32,267    250,000
   9         46,312       39,799      39,310    250,000     39,799      39,310    250,000
  10         52,827       47,035      47,035    250,000     47,035      47,035    250,000
  11         59,669       55,326      55,326    250,000     54,368      54,368    250,000
  12         66,852       64,431      64,431    250,000     62,375      62,375    250,000
  13         74,395       74,431      74,431    250,000     71,142      71,142    250,000
  14         82,314       85,440      85,440    250,000     80,752      80,752    250,000
  15         90,630       97,581      97,581    250,000     91,308      91,308    250,000
  16         99,361      110,927     110,927    250,000    102,923     102,923    250,000
  17        108,530      125,706     125,706    250,000    115,738     115,738    250,000
  18        118,156      142,100     142,100    250,000    129,910     129,910    250,000
  19        128,264      160,315     160,315    250,000    145,627     145,627    250,000
  20        138,877      180,586     180,586    250,000    163,127     163,127    250,000

  25        200,454      320,165     320,165    371,391    286,119     286,119    331,898
  30        279,043      549,061     549,061    587,495    487,048     487,048    521,141
------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.27% NET)

                                CURRENT CHARGES*                GUARANTEED CHARGES**
           PREMIUMS     ------------------------------------------------------------------
END OF   ACCUMULATED                  CASH                              CASH
POLICY  AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
 YEAR      PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
------------------------------------------------------------------------------------------
   1          4,200        1,369           0    250,000      1,369          0     250,000
   2          8,610        4,538         627    250,000      4,538        627     250,000
   3         13,241        7,747       4,324    250,000      7,747      4,324     250,000
   4         18,103       11,038       8,105    250,000     11,038      8,105     250,000
   5         23,208       14,439      11,995    250,000     14,439     11,995     250,000
   6         28,568       17,970      16,015    250,000     17,970     16,015     250,000
   7         34,196       21,642      20,176    250,000     21,642     20,176     250,000
   8         40,106       25,477      24,499    250,000     25,477     24,499     250,000
   9         46,312       29,475      28,986    250,000     29,475     28,986     250,000
  10         52,827       33,635      33,635    250,000     33,635     33,635     250,000
  11         59,669       38,239      38,239    250,000     37,242     37,242     250,000
  12         66,852       42,968      42,968    250,000     40,867     40,867     250,000
  13         74,395       47,813      47,813    250,000     44,507     44,507     250,000
  14         82,314       52,786      52,786    250,000     48,147     48,147     250,000
  15         90,630       57,895      57,895    250,000     51,773     51,773     250,000
  16         99,361       63,066      63,066    250,000     55,362     55,362     250,000
  17        108,530       68,395      68,395    250,000     58,896     58,896     250,000
  18        118,156       73,893      73,893    250,000     62,342     62,342     250,000
  19        128,264       79,569      79,569    250,000     65,665     65,665     250,000
  20        138,877       85,433      85,433    250,000     68,831     68,831     250,000

  25        200,454      117,387     117,387    250,000     81,116     81,116     250,000
  30        279,043      155,002     155,002    250,000     80,894     80,894     250,000
------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.73% NET)

                                CURRENT CHARGES*                GUARANTEED CHARGES**
           PREMIUMS     ------------------------------------------------------------------
END OF   ACCUMULATED                  CASH                              CASH
POLICY  AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
 YEAR      PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
------------------------------------------------------------------------------------------
   1          4,200        1,274          0     250,000      1,274          0     250,000
   2          8,610        4,171        260     250,000      4,171        260     250,000
   3         13,241        6,925      3,503     250,000      6,925      3,503     250,000
   4         18,103        9,577      6,644     250,000      9,577      6,644     250,000
   5         23,208       12,150      9,706     250,000     12,150      9,706     250,000
   6         28,568       14,659     12,704     250,000     14,659     12,704     250,000
   7         34,196       17,109     15,642     250,000     17,109     15,642     250,000
   8         40,106       19,515     18,537     250,000     19,515     18,537     250,000
   9         46,312       21,868     21,380     250,000     21,868     21,380     250,000
  10         52,827       24,161     24,161     250,000     24,161     24,161     250,000
  11         59,669       26,647     26,647     250,000     25,636     25,636     250,000
  12         66,852       28,999     28,999     250,000     26,918     26,918     250,000
  13         74,395       31,200     31,200     250,000     27,999     27,999     250,000
  14         82,314       33,253     33,253     250,000     28,858     28,858     250,000
  15         90,630       35,158     35,158     250,000     29,474     29,474     250,000
  16         99,361       36,822     36,822     250,000     29,817     29,817     250,000
  17        108,530       38,339     38,339     250,000     29,859     29,859     250,000
  18        118,156       39,708     39,708     250,000     29,556     29,556     250,000
  19        128,264       40,922     40,922     250,000     28,858     28,858     250,000
  20        138,877       41,972     41,972     250,000     27,716     27,716     250,000

  25        200,454       43,613     43,613     250,000     13,452     13,452     250,000
  30        279,043       36,804     36,804     250,000          0          0           0
------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company
Separate Account VL I and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL I (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, Growth and Income Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio and Fidelity VIP II Asset Manager Portfolio) (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

 December 31, 1999                  Bond Fund    Stock Fund   Money        Advisers     Capital     Mortgage     Index Fund
                                    Sub-Account  Sub-Account  Market Fund  Fund         Appreciation Securities  Sub-Account
                                                              Sub-Account  Sub-Account  Fund        Fund
                                                                                        Sub-Account Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 Investments:
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. -
 CLASS IA
  Shares 13,036,853
  Cost $13,751,074
  ..........................................................................................................................
    Market Value                    $12,956,833  $        --  $        --  $        --  $        -- $       --   $        --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND, INC. -
 CLASS IA
  Shares 7,774,248
  Cost $48,538,058
  ..........................................................................................................................
    Market Value                             --   55,565,565           --           --           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. - CLASS IA
  Shares 37,911,835
  Cost $37,911,835
  ..........................................................................................................................
    Market Value                             --           --   37,911,835           --           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS FUND, INC.
 -CLASS IA
  Shares 9,140,726
  Cost $26,035,509
  ..........................................................................................................................
    Market Value                             --           --           --   27,100,188           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. - CLASS IA
  Shares 6,532,743
  Cost $30,616,570
  ..........................................................................................................................
    Market Value                             --           --           --           --   39,819,603         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. - CLASS IA
  Shares 899,159
  Cost $983,616
  ..........................................................................................................................
    Market Value                             --           --           --           --           --    934,668            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS FUND, INC. -
 CLASS IA
  Shares 7,223,298
  Cost $25,320,046
  ..........................................................................................................................
    Market Value                             --           --           --           --           --         --    30,256,807
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. -
 CLASS IA
  Shares 5,137,704
  Cost $7,043,176
  ..........................................................................................................................
    Market Value                             --           --           --           --           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life and
  Annuity Insurance Company              10,232      216,368    8,988,784       41,538      160,115      4,896       236,972
  ..........................................................................................................................
 Receivable from fund shares sold            --           --           --           --           --         --            --
  ..........................................................................................................................
 Total Assets                        12,967,065   55,781,933   46,900,619   27,141,726   39,979,718    939,564    30,493,779
  ..........................................................................................................................
 LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                          --           --           --           --           --         --            --
  ..........................................................................................................................
 PAYABLE FOR FUND SHARES PURCHASED       10,267      216,831    8,987,649       41,631      160,427      4,899       238,322
  ..........................................................................................................................
 TOTAL LIABILITIES                       10,267      216,831    8,987,649       41,631      160,427      4,899       238,322
 ---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $12,956,798  $55,565,102  $37,912,970  $27,100,095  $39,819,291 $  934,665   $30,255,457
 ---------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          8,902,703   14,783,748   27,719,873   10,096,804   11,744,489    639,331     8,441,509
 Unit Values                        $  1.455378  $  3.758526  $  1.367718  $  2.684027  $  3.390466 $ 1.461942   $  3.584129
 ---------------------------------------------------------------------------------------------------------------------------

 December 31, 1999                  International
                                    Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 ASSETS:
 Investments:
 ------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. -
 CLASS IA
  Shares 13,036,853
  Cost $13,751,074
  ................................
    Market Value                    $       --
 ------------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND, INC. -
 CLASS IA
  Shares 7,774,248
  Cost $48,538,058
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. - CLASS IA
  Shares 37,911,835
  Cost $37,911,835
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS FUND, INC.
 -CLASS IA
  Shares 9,140,726
  Cost $26,035,509
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. - CLASS IA
  Shares 6,532,743
  Cost $30,616,570
  ................................
    Market Value                            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. - CLASS IA
  Shares 899,159
  Cost $983,616
  ................................
    Market Value                            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS FUND, INC. -
 CLASS IA
  Shares 7,223,298
  Cost $25,320,046
  ................................
    Market Value                            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. -
 CLASS IA
  Shares 5,137,704
  Cost $7,043,176
  ................................
    Market Value                     9,637,998
 ---------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life and
  Annuity Insurance Company              9,830
  ................................
 Receivable from fund shares sold           --
  ................................
 Total Assets                        9,647,828
  ................................
 LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                         --
  ................................
 PAYABLE FOR FUND SHARES PURCHASED       9,969
  ................................
 TOTAL LIABILITIES                       9,969
 ---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $9,637,859
 ---------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         4,055,729
 Unit Values                        $ 2.376357
 ---------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999                  Dividend     Growth and   International Small      MidCap Fund  Fidelity    Fidelity
                                    and Growth   Income Fund  Advisers     Company     Sub-Account  VIP Equity- VIP
                                    Fund         Sub-Account  Fund         Fund                     Income      Overseas
                                    Sub-Account               Sub-Account  Sub-Account              Portfolio   Portfolio
                                                                                                    Sub-Account Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 Investments:
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. - CLASS IA
  Shares 9,320,261
  Cost $19,378,338
  .........................................................................................................................
    Market Value                    $20,027,637          --           --          --           --            --         --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND, INC. - CLASS IA
  Shares 2,064,778
  Cost $2,667,080
  .........................................................................................................................
    Market Value                             --   2,956,020           --          --           --            --         --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. - CLASS IA
  Shares 152,987
  Cost $188,594
  .........................................................................................................................
    Market Value                             --          --      213,675          --           --            --         --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. - CLASS IA
  Shares 1,397,014
  Cost $2,316,312
  .........................................................................................................................
    Market Value                             --          --           --   3,056,355           --            --         --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS FUND, INC. -
 CLASS IA
  Shares 1,972,567
  Cost $3,402,425
  .........................................................................................................................
    Market Value                             --          --           --          --    4,050,665            --         --
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 436,302
  Cost $10,702,619
  .........................................................................................................................
    Market Value                             --          --           --          --           --    11,217,330         --
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS PORTFOLIO
  Shares 140,975
  Cost $2,808,265
  .........................................................................................................................
    Market Value                             --          --           --          --           --            --  3,868,358
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 106,942
  Cost $1,840,697
  .........................................................................................................................
    Market Value                             --          --           --          --           --            --         --
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                      17,725     109,761        5,155      12,928       11,087        11,324     14,038
  .........................................................................................................................
 Receivable from fund shares sold            --          --           --          --           --            --         --
  .........................................................................................................................
 Total Assets                        20,045,362   3,065,781      218,830   3,069,283    4,061,752    11,228,654  3,882,396
  .........................................................................................................................
 LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                          --          --           --          --           --            --         --
  .........................................................................................................................
 Payable for fund shares purchased       18,148     109,761        5,155      12,917       11,092        11,560     14,004
  .........................................................................................................................
 TOTAL LIABILITIES                       18,148     109,761        5,155      12,917       11,092        11,560     14,004
  .........................................................................................................................
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $20,027,214  $2,956,020    $ 213,675   $3,056,366  $4,050,660   $11,217,094 $3,868,392
 --------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          8,172,965   2,108,166      172,203   1,712,309    2,417,559     5,384,516  1,773,710
 Unit Values                        $  2.450422  $ 1.402176    $1.240838   $1.784939   $ 1.675516   $  2.083213 $ 2.180961
 --------------------------------------------------------------------------------------------------------------------------

 December 31, 1999                  Fidelity
                                    VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ----------------------------------------------------------
 ASSETS:
 Investments:
 ----------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. - CLASS IA
  Shares 9,320,261
  Cost $19,378,338
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND, INC. - CLASS IA
  Shares 2,064,778
  Cost $2,667,080
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. - CLASS IA
  Shares 152,987
  Cost $188,594
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. - CLASS IA
  Shares 1,397,014
  Cost $2,316,312
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS FUND, INC. -
 CLASS IA
  Shares 1,972,567
  Cost $3,402,425
  ................................
    Market Value                            --
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 436,302
  Cost $10,702,619
  ................................
    Market Value                            --
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS PORTFOLIO
  Shares 140,975
  Cost $2,808,265
  ................................
    Market Value                            --
 --------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 106,942
  Cost $1,840,697
  ................................
    Market Value                     1,996,605
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                        885
  ................................
 Receivable from fund shares sold           --
  ................................
 Total Assets                        1,997,490
  ................................
 LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                         --
  ................................
 Payable for fund shares purchased         913
  ................................
 TOTAL LIABILITIES                         913
  ................................
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $1,996,577
 --------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         1,026,184
 Unit Values                        $ 1.945633
 --------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund   Money       Advisers     Capital    Mortgage     Index Fund
 December 31, 1999                  Sub-Account  Sub-Account  Market      Fund         Appreciation Securities Sub-Account
                                                              Fund        Sub-Account  Fund       Fund
                                                              Sub-Account              Sub-Account Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 699,011   $  372,982   $1,047,023  $  551,404   $  119,226 $   52,036   $  260,644
  ........................................................................................................................
  Capital gains income                  18,913    2,119,332         562    1,057,290    1,346,774         --      232,059
  ........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................................................
  Net realized (loss) gain on
    security transactions               (2,719)     (22,268)         --         (966)      18,563     (1,722)       1,101
  ........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (842,711)   4,413,611          --      311,013    7,692,001    (39,099)   3,505,603
  ........................................................................................................................
  Net (loss) gain on investments      (845,430)   4,391,343          --      310,047    7,710,564    (40,821)   3,506,704
 -------------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $(127,506)  $6,883,657   $1,047,585  $1,918,741   $9,176,564 $   11,215   $3,999,407
 -------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1999                  Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   91,142
  ................................
  Capital gains income                      --
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized (loss) gain on
    security transactions               25,426
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                2,417,612
  ................................
  Net (loss) gain on investments     2,443,038
 ------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $2,534,180
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Dividend     Growth and   International Small      MidCap Fund  Fidelity   Fidelity
 December 31, 1999                  and Growth   Income Fund  Advisers     Company     Sub-Account  VIP        VIP
                                    Fund         Sub-Account  Fund         Fund                     Equity-    Overseas
                                    Sub-Account               Sub-Account  Sub-Account              Income     Portfolio
                                                                                                    Portfolio  Sub-Account
                                                                                                    Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $314,327     $  7,483     $   3,715    $     --    $      --   $ 105,625  $   58,254
  ........................................................................................................................
  Capital gains income                499,713       17,234            --       3,946      148,450     233,487      93,957
  ........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................................................
  Net realized (loss) gain on
    security transactions              (2,211)      (4,508)          368         867      (12,844)      1,860     221,841
  ........................................................................................................................
  Net unrealized appreciation of
    investments during the period      22,405      282,943        24,842     716,883      638,826     132,738     896,895
  ........................................................................................................................
  Net gain on investments              20,194      278,435        25,210     717,750      625,982     134,598   1,118,736
 -------------------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS         $834,234     $303,152     $  28,925    $721,696    $ 774,432   $ 473,710  $1,270,947
 -------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Fidelity
 December 31, 1999                  VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 35,234
  ................................
  Capital gains income                 44,630
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized (loss) gain on
    security transactions               1,464
  ................................
  Net unrealized appreciation of
    investments during the period      89,708
  ................................
  Net gain on investments              91,172
 ------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS         $171,036
 ------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund    Money Market   Advisers      Capital     Mortgage     Index Fund
 December 31, 1999                  Sub-Account  Sub-Account   Fund           Fund          Appreciation Securities  Sub-Account
                                                               Sub-Account    Sub-Account   Fund        Fund
                                                                                            Sub-Account Sub-Account
 -------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   699,011  $   372,982   $   1,047,023  $   551,404   $   119,226 $   52,036   $   260,644
  ..............................................................................................................................
  Capital gains income                   18,913    2,119,332             562    1,057,290     1,346,774         --       232,059
  ..............................................................................................................................
  Net realized (loss) gain on
    security transactions                (2,719)     (22,268)             --         (966)       18,563     (1,722)        1,101
  ..............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (842,711)   4,413,611              --      311,013     7,692,001    (39,099)    3,505,603
  ..............................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                         (127,506)   6,883,657       1,047,585    1,918,741     9,176,564     11,215     3,999,407
  ..............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           2,698,950   12,119,056     140,220,886    5,793,490     8,084,428    412,204     5,041,446
  ..............................................................................................................................
  Net transfers                       9,691,325   23,050,670    (119,807,605)  12,348,443     8,095,535    244,979    12,746,107
  ..............................................................................................................................
  Surrenders for benefit payments
    and fees                           (718,711)  (1,780,707)       (491,397)    (500,173)     (913,711)   (315,043)  (1,035,217)
  ..............................................................................................................................
  Net loan activity                     (99,513)    (238,423)     (5,409,347)     (44,850)     (166,948)     (6,721)    (149,959)
  ..............................................................................................................................
  Cost of insurance                    (497,251)  (2,526,384)     (3,444,628)  (1,188,712)   (1,518,285)    (71,630)  (1,208,015)
  ..............................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     11,074,800   30,624,212      11,067,909   16,408,198    13,581,019    263,789    15,394,362
  ..............................................................................................................................
  Net increase in net assets         10,947,294   37,507,869      12,115,494   18,326,939    22,757,583    275,004    19,393,769
  ..............................................................................................................................
 NET ASSETS:
  Beginning of period                 2,009,504   18,057,233      25,797,476    8,773,156    17,061,708    659,661    10,861,688
 -------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $12,956,798  $55,565,102   $  37,912,970  $27,100,095   $39,819,291 $  934,665   $30,255,457
 -------------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1999                  Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   91,142
  ................................
  Capital gains income                      --
  ................................
  Net realized (loss) gain on
    security transactions               25,426
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                2,417,612
  ................................
  Net (decrease) increase in net
    assets resulting from
    operations                       2,534,180
  ................................
 UNIT TRANSACTIONS:
  Purchases                          2,369,344
  ................................
  Net transfers                       (345,670)
  ................................
  Surrenders for benefit payments
    and fees                          (342,765)
  ................................
  Net loan activity                    (69,327)
  ................................
  Cost of insurance                   (382,923)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                     1,228,659
  ................................
  Net increase in net assets         3,762,839
  ................................
 NET ASSETS:
  Beginning of period                5,875,020
 ------------------------------------------------------------------------
  END OF PERIOD                     $9,637,859
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Dividend     Growth and    International Small        MidCap     Fidelity     Fidelity
 December 31, 1999                  and Growth   Income Fund   Advisers     Company Fund  Fund       VIP Equity-  VIP
                                    Fund         Sub-Account   Fund         Sub-Account   Sub-Account Income      Overseas
                                    Sub-Account                Sub-Account                           Portfolio    Portfolio
                                                                                                     Sub-Account  Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   314,327   $    7,483    $  3,715     $       --   $      --  $   105,625  $   58,254
  ...........................................................................................................................
  Capital gains income                  499,713       17,234          --          3,946     148,450      233,487      93,957
  ...........................................................................................................................
  Net realized (loss) gain on
    security transactions                (2,211)      (4,508)        368            867     (12,844)       1,860     221,841
  ...........................................................................................................................
  Net unrealized appreciation of
    investments during the period        22,405      282,943      24,842        716,883     638,826      132,738     896,895
  ...........................................................................................................................
  Net increase in net assets
    resulting from operations           834,234      303,152      28,925        721,696     774,432      473,710   1,270,947
  ...........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           4,867,866      366,470      38,551        492,570     518,046    2,649,542   1,343,347
  ...........................................................................................................................
  Net transfers                       6,916,438    2,340,975     169,407      1,813,451   2,801,192    2,562,251  (1,869,595)
  ...........................................................................................................................
  Surrenders for benefit payments
    and fees                           (840,062)     (31,360)    (20,325)       (33,140)    (25,676)    (361,687)   (176,455)
  ...........................................................................................................................
  Net loan activity                    (140,021)     (13,510)         --         (7,461)     (3,502)     (14,647)    (14,296)
  ...........................................................................................................................
  Cost of insurance                    (972,972)     (80,442)     (8,886)       (67,116)    (86,761)    (516,570)   (188,963)
  ...........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      9,831,249    2,582,133     178,747      2,198,304   3,203,299    4,318,889    (905,962)
  ...........................................................................................................................
  Net increase in net assets         10,665,483    2,885,285     207,672      2,920,000   3,977,731    4,792,599     364,985
  ...........................................................................................................................
 NET ASSETS:
  Beginning of period                 9,361,731       70,735       6,003        136,366      72,929    6,424,495   3,503,407
 ----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $20,027,214   $2,956,020    $213,675     $3,056,366   $4,050,660 $11,217,094  $3,868,392
 ----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Fidelity
 December 31, 1999                  VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   35,234
  ................................
  Capital gains income                  44,630
  ................................
  Net realized (loss) gain on
    security transactions                1,464
  ................................
  Net unrealized appreciation of
    investments during the period       89,708
  ................................
  Net increase in net assets
    resulting from operations          171,036
  ................................
 UNIT TRANSACTIONS:
  Purchases                            511,702
  ................................
  Net transfers                        455,197
  ................................
  Surrenders for benefit payments
    and fees                           (42,732)
  ................................
  Net loan activity                    (16,010)
  ................................
  Cost of insurance                    (72,617)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       835,540
  ................................
  Net increase in net assets         1,006,576
  ................................
 NET ASSETS:
  Beginning of period                  990,001
 ------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $1,996,577
 ------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund    Money        Advisers      Capital     Mortgage     Index Fund
 December 31, 1998                  Sub-Account  Sub-Account   Market Fund  Fund          Appreciation Securities  Sub-Account
                                                               Sub-Account  Sub-Account   Fund        Fund
                                                                                          Sub-Account Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   94,731   $   133,161   $   445,803   $  169,656   $    88,276 $   37,142   $    84,654
  ............................................................................................................................
  Capital gains income                      --       103,525            --       63,605       250,090         --        53,874
  ............................................................................................................................
  Net realized gain (loss) on
    security transactions                9,305           (98)           --        4,573        39,470       (871)         (922)
  ............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   38,190     2,521,917            --      731,402     1,421,650     (8,524)    1,330,595
  ............................................................................................................................
  Net increase in net assets
    resulting from operations          142,226     2,758,505       445,803      969,236     1,799,486     27,747     1,468,201
  ............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            683,210     3,513,223    95,425,381    1,751,574     3,507,330     37,276     2,118,676
  ............................................................................................................................
  Net transfers                        571,074    10,950,874   (72,076,036)   5,691,550     9,794,312    550,267     6,100,193
  ............................................................................................................................
  Surrenders for benefit payments
    and fees                           (31,817)     (207,585)     (411,072)    (489,261)     (187,213)     (5,125)    (112,773)
  ............................................................................................................................
  Net loan activity                     (7,510)     (178,910)   (3,001,765)     (71,056)     (101,857)     (7,079)    (209,775)
  ............................................................................................................................
  Cost of insurance                   (110,589)     (599,935)   (1,609,252)    (229,420)     (489,408)    (31,183)    (280,128)
  ............................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     1,104,368    13,477,667    18,327,256    6,653,387    12,523,164    544,156     7,616,193
  ............................................................................................................................
  Net increase in net assets         1,246,594    16,236,172    18,773,059    7,622,623    14,322,650    571,903     9,084,394
  ............................................................................................................................
 NET ASSETS:
  Beginning of period                  762,910     1,821,061     7,024,417    1,150,533     2,739,058     87,758     1,777,294
 -----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $2,009,504   $18,057,233   $25,797,476   $8,773,156   $17,061,708 $  659,661   $10,861,688
 -----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1998                  Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   74,346
  ................................
  Capital gains income                  99,646
  ................................
  Net realized gain (loss) on
    security transactions                 (741)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  214,444
  ................................
  Net increase in net assets
    resulting from operations          387,695
  ................................
 UNIT TRANSACTIONS:
  Purchases                          1,309,658
  ................................
  Net transfers                      3,666,828
  ................................
  Surrenders for benefit payments
    and fees                           (64,967)
  ................................
  Net loan activity                    (30,352)
  ................................
  Cost of insurance                   (165,473)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                     4,715,694
  ................................
  Net increase in net assets         5,103,389
  ................................
 NET ASSETS:
  Beginning of period                  771,631
 ------------------------------------------------------------------------
  END OF PERIOD                     $5,875,020
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Dividend     Growth and    International Small        MidCap     Fidelity     Fidelity
 December 31, 1998                  and Growth   Income Fund   Advisers     Company Fund  Fund       VIP Equity-  VIP
                                    Fund         Sub-Account*  Fund         Sub-Account*  Sub-Account* Income     Overseas
                                    Sub-Account                Sub-Account*                          Portfolio    Portfolio
                                                                                                     Sub-Account  Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  ...........................................................................................................................
  Net investment income             $  137,525    $     267      $    --     $      --    $      --  $   14,647   $    7,173
  ...........................................................................................................................
  Capital gains income                  62,013           --           --            --           --      52,127       21,143
  ...........................................................................................................................
  Net realized gain (loss) on
    security transactions                1,074           14            5           235          191         690       (6,944)
  ...........................................................................................................................
  Net unrealized appreciation of
    investments during the period      561,829        5,996          239        23,159        9,414     333,233      162,234
  ...........................................................................................................................
  Net increase in net assets
    resulting from operations          762,441        6,277          244        23,394        9,605     400,697      183,606
  ...........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                          2,087,615        3,992        1,111         4,285        5,632   1,026,458      686,112
  ...........................................................................................................................
  Net transfers                      5,745,039       62,775        4,904       114,315       62,276   4,607,992    2,484,394
  ...........................................................................................................................
  Surrenders for benefit payments
    and fees                           (95,097)        (315)        (126)       (1,068)        (433)    (66,082)     (24,102)
  ...........................................................................................................................
  Net loan activity                   (128,288)          --           --        (3,356)      (3,343)    (40,966)     (25,210)
  ...........................................................................................................................
  Cost of insurance                   (288,431)      (1,994)        (130)       (1,204)        (808)   (150,445)     (74,993)
  ...........................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     7,320,838       64,458        5,759       112,972       63,324   5,376,957    3,046,201
  ...........................................................................................................................
  Net increase in net assets         8,083,279       70,735        6,003       136,366       72,929   5,777,654    3,229,807
  ...........................................................................................................................
 NET ASSETS:
  Beginning of period                1,278,452           --           --            --           --     646,841      273,600
 ----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $9,361,731    $  70,735      $ 6,003     $ 136,366    $  72,929  $6,424,495   $3,503,407
 ----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Fidelity
 December 31, 1998                  VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  ................................
  Net investment income              $  6,411
  ................................
  Capital gains income                 19,232
  ................................
  Net realized gain (loss) on
    security transactions                  68
  ................................
  Net unrealized appreciation of
    investments during the period      58,568
  ................................
  Net increase in net assets
    resulting from operations          84,279
  ................................
 UNIT TRANSACTIONS:
  Purchases                           229,316
  ................................
  Net transfers                       567,140
  ................................
  Surrenders for benefit payments
    and fees                           (8,417)
  ................................
  Net loan activity                     5,364
  ................................
  Cost of insurance                   (21,314)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                      772,089
  ................................
  Net increase in net assets          856,368
  ................................
 NET ASSETS:
  Beginning of period                 133,633
 ------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $990,001
 ------------------------------------------------------------------------------------------------------------------------

* From inception, August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY Notes to Financial Statements
December 31, 1999

1.  ORGANIZATION:

Separate Account VL I (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE -- On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from the applicable contractholders' accounts.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company Separate Account VL I and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL I (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, Income, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Utilities Growth and Income, Vista, and Voyager sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 11, 2000                                            ARTHUR ANDERSEN LLP

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

 December 31, 1999                  Asia         Diversified  The George  Global       Global      Growth       Health
                                    Pacific      Income       Putnam      Asset        Growth      and Income   Sciences
                                    Growth       Sub-Account  Fund of     Allocation   Sub-Account Sub-Account  Sub-Account
                                    Sub-Account               Boston      Sub-Account
                                                              Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 59,308
  Cost $763,799
  .........................................................................................................................
    Market Value:                   $1,025,436   $       --    $     --   $       --   $        -- $        --  $       --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 103,161
  Cost $1,069,034
  .........................................................................................................................
    Market Value:                           --    1,024,392          --           --            --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 63,974
  Cost $664,046
  .........................................................................................................................
    Market Value:                           --           --     638,460           --            --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 101,320
  Cost $1,850,142
  .........................................................................................................................
    Market Value:                           --           --          --    1,986,878            --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 615,132
  Cost $11,862,166
  .........................................................................................................................
    Market Value:                           --           --          --           --    18,755,385          --          --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 632,560
  Cost $17,563,290
  .........................................................................................................................
    Market Value:                           --           --          --           --            --  16,952,615          --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 165,692
  Cost $1,702,975
  .........................................................................................................................
    Market Value:                           --           --          --           --            --          --   1,739,761
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                               19,991          624       7,259           49        21,718      17,539      20,591
  .........................................................................................................................
 Receivable from fund shares sold           --           --          --           --            --          --          --
  .........................................................................................................................
 TOTAL ASSETS                        1,045,427    1,025,016     645,719    1,986,927    18,777,103  16,970,154   1,760,352
  .........................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                   --           --          --           --            --          --          --
  .........................................................................................................................
 Payable for fund shares purchased      20,000          624       7,259            7        21,937      17,831      20,595
  .........................................................................................................................
 TOTAL LIABILITIES                      20,000          624       7,259            7        21,937      17,831      20,595
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $1,025,427   $1,024,392    $638,460   $1,986,920   $18,755,166 $16,952,323  $1,739,757
 --------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999               High Yield   Income       International   International   International   Investors    Money
                                 Sub-Account  Sub-Account  Growth          Growth          New             Sub-Account  Market
                                                           Sub-Account     and Income      Opportunities                Sub-Account
                                                                           Sub-Account     Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 748,099
  Cost $8,511,216
  .................................................................................................................................
    Market Value:                $8,296,413   $       --    $        --     $        --     $        --    $       --   $       --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND
  Shares 198,313
  Cost $2,619,410
  .................................................................................................................................
    Market Value:                        --    2,482,879             --              --              --            --           --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 108,549
  Cost $1,710,608
  .................................................................................................................................
    Market Value:                        --           --      2,350,076              --              --            --           --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 53,760
  Cost $740,008
  .................................................................................................................................
    Market Value:                        --           --             --         819,842              --            --           --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 34,944
  Cost $587,797
  .................................................................................................................................
    Market Value:                        --           --             --              --         814,548            --           --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 276,392
  Cost $3,531,197
  .................................................................................................................................
    Market Value:                        --           --             --              --              --     4,190,105           --
  .................................................................................................................................
 PUTNAM VT MONEY MARKET FUND
  Shares 846,307
  Cost $846,307
  .................................................................................................................................
    Market Value:                        --           --             --              --              --            --      846,307
 ----------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life
  Insurance Company                  10,287        3,954         11,266           4,298           1,348        19,034           38
  .................................................................................................................................
 Receivable from fund shares
  sold                                   --           --             --              --              --            --           --
  .................................................................................................................................
 TOTAL ASSETS                     8,306,700    2,486,833      2,361,342         824,140         815,896     4,209,139      846,345
  .................................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                --           --             --              --              --            --           --
  .................................................................................................................................
 Payable for fund shares
  purchased                          10,292        3,952         11,252           4,324           1,343        19,023           --
  .................................................................................................................................
 TOTAL LIABILITIES                   10,292        3,952         11,252           4,324           1,343        19,023           --
 ----------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)           $8,296,408   $2,482,881    $ 2,350,090     $   819,816     $   814,553    $4,190,116   $  846,345
 ----------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999                  New          New         OTC &       Utilities    Vista        Voyager
                                    Opportunities Value      Emerging    Growth       Sub-Account  Sub-Account
                                    Sub-Account  Sub-Account Growth      and Income
                                                             Sub-Account Sub-Account
 -------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 431,035
  Cost $10,846,160
  ............................................................................................................
    Market Value:                   $18,767,277   $     --   $     --    $       --   $       --   $        --
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW VALUE FUND
  Shares 68,996
  Cost $853,708
  ............................................................................................................
    Market Value:                            --    818,297         --            --           --            --
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 95,840
  Cost $1,569,777
  ............................................................................................................
    Market Value:                            --         --   2,184,196           --           --            --
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 141,128
  Cost $2,365,588
  ............................................................................................................
    Market Value:                            --         --         --     2,394,936           --            --
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 58,596
  Cost $991,514
  ............................................................................................................
    Market Value:                            --         --         --            --    1,211,757            --
 -------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 505,231
  Cost $22,435,679
  ............................................................................................................
    Market Value:                            --         --         --            --           --    33,471,541
 -------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                40,415         13      3,847         8,011        1,114       492,237
  ............................................................................................................
 Receivable from fund shares sold            --         --         --            --           --            --
  ............................................................................................................
 TOTAL ASSETS                        18,807,692    818,310   2,188,043    2,402,947    1,212,871    33,963,778
  ............................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                    --         --         --            --           --            --
  ............................................................................................................
 Payable for fund shares purchased       40,457         11      3,974         7,996        1,382       491,801
  ............................................................................................................
 TOTAL LIABILITIES                       40,457         11      3,974         7,996        1,382       491,801
 -------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $18,767,235   $818,299   $2,184,069  $2,394,951   $1,211,489   $33,471,977
 -------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

 ----------------------------------------------------------------------------------
 December 31, 1999                             Units       Unit        Contract
                                               Owned by    Price       Liability
                                               Participants
 ----------------------------------------------------------------------------------
 Variable life contracts:
  Asia Pacific Growth Fund                        46,200   $22.195177  $  1,025,427
  .................................................................................
  Diversified Income Fund                         78,785    13.002362     1,024,392
  .................................................................................
  George Putnam Fund of Boston                    60,436    10.564227       638,460
  .................................................................................
  Global Asset Allocation Fund                    85,437    23.255993     1,986,920
  .................................................................................
  Global Growth Fund                             482,134    38.900326    18,755,166
  .................................................................................
  Growth and Income Fund                         653,956    25.922728    16,952,323
  .................................................................................
  Health Sciences Fund                           161,082    10.800460     1,739,757
  .................................................................................
  High Yield Fund                                502,850    16.498765     8,296,408
  .................................................................................
  Income Fund                                    172,404    14.401541     2,482,881
  .................................................................................
  International Growth Fund                      149,977    15.669625     2,350,090
  .................................................................................
  International Growth and Income Fund            67,366    12.169641       819,816
  .................................................................................
  International New Opportunities Fund            41,148    19.795791       814,553
  .................................................................................
  Investors Fund                                 287,885    14.554810     4,190,116
  .................................................................................
  Money Market Fund                              622,997     1.358506       846,345
  .................................................................................
  New Opportunities Fund                         487,277    38.514515    18,767,235
  .................................................................................
  New Value Fund                                  76,911    10.639520       818,299
  .................................................................................
  OTC & Emerging Growth Fund                      89,503    24.402281     2,184,069
  .................................................................................
  Utilities Growth & Income Fund                 111,426    21.493623     2,394,951
  .................................................................................
  Vista Fund                                      74,657    16.227448     1,211,489
  .................................................................................
  Voyager Fund                                   733,633    45.624982    33,471,977
  .................................................................................
 GRAND TOTAL:                                                          $120,770,674
 ----------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

 For the Year Ended                 Asia         Diversified The George  Global      Global     Growth       Health
 December 31, 1999                  Pacific      Income      Putnam      Asset       Growth     and Income   Sciences
                                    Growth       Sub-Account Fund        Allocation  Sub-Account Sub-Account Sub-Account
                                    Sub-Account              of Boston   Sub-Account
                                                             Sub-Account
 ----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $     --     $ 53,173    $ 14,180    $ 24,983   $   38,016 $  155,610    $ 1,301
  .....................................................................................................................
  Capital gains income                     --           --         523      70,125      791,631    776,527         --
  .....................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .....................................................................................................................
  Net realized gain (loss) on
    security transactions              17,843        1,938         996          80       (2,383)    (33,784)     (473)
  .....................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 261,527      (37,046)    (27,608)     95,549    6,067,598 (1,040,044)    21,618
  .....................................................................................................................
  Net gain (loss) on investments      279,370      (35,108)    (26,612)     95,629    6,065,215 (1,073,828)    21,145
 ----------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $279,370     $ 18,065    $(11,909)   $190,737   $6,894,862 $ (141,691)   $22,446
 ----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended              High Yield    Income        International   International   International   Investors
 December 31, 1999               Sub-Account   Sub-Account*  Growth          Growth and      New             Sub-Account
                                                             Sub-Account     Income          Opportunities
                                                                             Sub-Account     Sub-Account
 -----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                        $292,292     $  110,447   $          --   $          --   $          19   $       --
  ......................................................................................................................
  Capital gains income                   --         32,951              --              --              --           --
  ......................................................................................................................
 NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
  ......................................................................................................................
  Net realized gain (loss) on
    security transactions               245          3,034           3,599            (330)             39          249
  ......................................................................................................................
  Net unrealized appreciation
    (depreciation) of
    investments during the
    period                          (59,106)      (190,824)        627,287          78,520         224,583      645,354
  ......................................................................................................................
  Net gain (loss) on
    investments                     (58,861)      (187,790)        630,886          78,190         224,622      645,603
 -----------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                     $233,431     $  (44,392)  $     630,886   $      78,190   $     224,641   $  645,603
 -----------------------------------------------------------------------------------------------------------------------

 For the Year Ended              Money
 December 31, 1999               Market
                                 Sub-Account

 -------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                      $   32,522
  .............................
  Capital gains income                   --
  .............................
 NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
  .............................
  Net realized gain (loss) on
    security transactions                --
  .............................
  Net unrealized appreciation
    (depreciation) of
    investments during the
    period                               --
  .............................
  Net gain (loss) on
    investments                          --
 -------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                   $   32,522
 -------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended              New             New          OTC &            Utilities    Vista        Voyager
 December 31, 1999               Opportunities   Value        Emerging         Growth       Sub-Account  Sub-Account
                                 Sub-Account     Sub-Account  Growth           and Income
                                                              Sub-Account      Sub-Account
 -------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                       $         --    $      3     $         --     $  49,760    $      --   $    15,233
  ..................................................................................................................
  Capital gains income                 106,172         690            4,151        52,257       84,505     1,221,590
  ..................................................................................................................
 NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
  ..................................................................................................................
  Net realized gain (loss) on
    security transactions               (6,713)        (66)          11,233          (253)         454       (39,914)
  ..................................................................................................................
  Net unrealized appreciation
    (depreciation) of
    investments during the
    period                           6,825,628     (35,850)         610,876       (99,311)     212,805     9,581,148
  ..................................................................................................................
  Net gain (loss) on
    investments                      6,818,915     (35,916)         622,109       (99,564)     213,259     9,541,234
 -------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                    $  6,925,087    $(35,223)    $    626,260     $   2,453    $ 297,764   $10,778,057
 -------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 For the Year Ended                 Asia         Diversified   The George   Global Asset  Global       Growth       Health
 December 31, 1999                  Pacific      Income        Putnam Fund  Allocation    Growth       and Income   Sciences
                                    Growth       Sub-Account   of Boston    Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                    Sub-Account                Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $       --    $   53,173    $ 14,180     $   24,983   $    38,016  $   155,610  $    1,301
  .............................................................................................................................
  Capital gains income                      --            --         523         70,125       791,631      776,527          --
  .............................................................................................................................
  Net realized gain (loss) on
    security transactions               17,843         1,938         996             80        (2,383)     (33,784)       (473)
  .............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  261,527       (37,046)    (27,608)        95,549     6,067,598   (1,040,044)     21,618
  .............................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         279,370        18,065     (11,909)       190,737     6,894,862     (141,691)     22,446
  .............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            108,126       211,349     157,313        347,395     3,481,474    4,231,020     536,671
  .............................................................................................................................
  Net transfers                        666,162       183,678     468,303        541,483     1,913,864    6,270,754   1,133,137
  .............................................................................................................................
  Surrenders for benefit payments
    and fees                            (7,756)      (26,818)    (24,713)       (33,349)     (392,829)    (335,856)    (22,235)
  .............................................................................................................................
  Net loan activity                     (3,445)         (133)    (16,345)        (4,153)      (82,403)     (65,775)       (274)
  .............................................................................................................................
  Cost of insurance                    (19,412)      (48,582)    (30,579)       (78,837)     (576,892)    (857,222)    (82,181)
  .............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       743,675       319,494     553,979        772,539     4,343,214    9,242,921   1,565,118
  .............................................................................................................................
  Total increase (decrease) in net
    assets                           1,023,045       337,559     542,070        963,276    11,238,076    9,101,230   1,587,564
  .............................................................................................................................
 NET ASSETS:
  Beginning of period                    2,382       686,833      96,390      1,023,644     7,517,090    7,851,093     152,193
 ------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $1,025,427    $1,024,392    $638,460     $1,986,920   $18,755,166  $16,952,323  $1,739,757
 ------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended              High Yield   Income        International  International  International Investors   Money
 December 31, 1999               Sub-Account  Sub-Account*  Growth         Growth         New          Sub-Account  Market
                                                            Sub-Account    and Income     Opportunities             Sub-Account
                                                                           Sub-Account    Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)   $  292,292    $  110,447    $       --     $       --    $       19   $       --   $   32,522
  .............................................................................................................................
  Capital gains income                   --        32,951            --             --            --           --           --
  .............................................................................................................................
  Net realized gain (loss) on
    security transactions               245         3,034         3,599           (330)           39          249           --
  .............................................................................................................................
  Net unrealized appreciation
    (depreciation) of
    investments during the
    period                          (59,106)     (190,824)      627,287         78,520       224,583      645,354           --
  .............................................................................................................................
  Net increase (decrease) in
    net assets resulting from
    operations                      233,431       (44,392)      630,886         78,190       224,641      645,603       32,522
  .............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                       1,491,768       730,356       276,961        141,351        85,042      763,172      180,914
  .............................................................................................................................
  Net transfers                   5,301,286       530,713     1,294,798        459,682       527,339    2,772,882      210,538
  .............................................................................................................................
  Surrenders for benefit
    payments and fees              (318,863)      (37,656)      (12,488)       (14,071)      (23,805)     (25,132)     (17,823)
  .............................................................................................................................
  Net loan activity                (316,408)        8,214        (6,702)          (159)          (32)      (1,256)     (48,279)
  .............................................................................................................................
  Cost of insurance                (287,610)     (184,497)      (71,011)       (29,033)      (15,818)    (125,913)     (39,490)
  .............................................................................................................................
  Net increase (decrease) in
    net assets resulting from
    unit transactions             5,870,173     1,047,130     1,481,558        557,770       572,726    3,383,753      285,860
  .............................................................................................................................
  Total increase (decrease) in
    net assets                    6,103,604     1,002,738     2,112,444        635,960       797,367    4,029,356      318,382
  .............................................................................................................................
 NET ASSETS:
  Beginning of period             2,192,804     1,480,143       237,646        183,856        17,186      160,760      527,963
 ------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                  $8,296,408    $2,482,881    $2,350,090     $  819,816    $  814,553   $4,190,116   $  846,345
 ------------------------------------------------------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New          New         OTC &       Utilities    Vista        Voyager
 December 31, 1999                  Opportunities Value      Emerging    Growth       Sub-Account  Sub-Account
                                    Sub-Account  Sub-Account Growth      and Income
                                                             Sub-Account Sub-Account
 -------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $        --   $      3   $       --  $   49,760   $       --   $    15,233
  ............................................................................................................
  Capital gains income                  106,172        690        4,151      52,257       84,505     1,221,590
  ............................................................................................................
  Net realized gain (loss) on
    security transactions                (6,713)       (66)      11,233        (253)         454       (39,914)
  ............................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 6,825,628    (35,850)     610,876     (99,311)     212,805     9,581,148
  ............................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        6,925,087    (35,223)     626,260       2,453      297,764    10,778,057
  ............................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           2,811,112     44,339      169,618     536,290      190,448     5,464,827
  ............................................................................................................
  Net transfers                       3,554,730    828,850    1,611,612     854,187      707,722     8,863,280
  ............................................................................................................
  Surrenders for benefit payments
    and fees                           (456,839)    (5,976)    (218,538)    (87,831)       9,128      (548,816)
  ............................................................................................................
  Net loan activity                     (49,216)      (376)        (114)    (23,003)        (262)     (145,402)
  ............................................................................................................
  Cost of insurance                    (540,650)   (29,965)     (34,954)   (121,191)     (40,396)   (1,048,842)
  ............................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      5,319,137    836,872    1,527,624   1,158,452      866,640    12,585,047
  ............................................................................................................
  Total increase (decrease) in net
    assets                           12,244,224    801,649    2,153,884   1,160,905    1,164,404    23,363,104
  ............................................................................................................
 NET ASSETS:
  Beginning of period                 6,523,011     16,650       30,185   1,234,046       47,085    10,108,873
 -------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $18,767,235   $818,299   $2,184,069  $2,394,951   $1,211,489   $33,471,977
 -------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Asia Pacific   Diversified  The George   Global       Global       Growth        Health
 December 31, 1998                  Growth         Income       Putnam Fund  Asset        Growth       and Income    Sciences
                                    Sub-Account*   Sub-Account  of Boston    Allocation   Sub-Account  Sub-Account   Sub-Account*
                                                                Sub-Account* Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $       --     $  2,718     $    532    $    9,598   $   66,009    $   36,061    $       126
  ................................................................................................................................
  Capital gains income                       --        1,154           --        41,227      330,045       235,404             --
  ................................................................................................................................
  Net realized gain (loss) on
    security transactions                    --           15            7           511        3,657         4,991              2
  ................................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                       110       (9,453)       2,022        31,846      799,731       369,952         15,169
  ................................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                              110       (5,566)       2,561        83,182    1,199,442       646,408         15,297
  ................................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                               1,025       85,364       26,333       197,777    1,777,192     1,520,697         43,812
  ................................................................................................................................
  Net transfers                           1,266      584,214       68,878       474,639    3,292,482     4,737,360         95,215
  ................................................................................................................................
  Surrenders for benefit payments
    and fees                                 (8)      (6,589)        (507)      (12,784)     (99,324)      (94,734)          (539)
  ................................................................................................................................
  Net loan activity                          --           (2)         (39)         (591)     (60,658)      (99,490)            --
  ................................................................................................................................
  Cost of insurance                         (11)     (13,198)        (836)      (29,489)    (227,264)     (257,615)        (1,592)
  ................................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                          2,272      649,789       93,829       629,552    4,682,428     5,806,218        136,896
  ................................................................................................................................
  Total increase (decrease) in net
    assets                                2,382      644,223       96,390       712,734    5,881,870     6,452,626        152,193
  ................................................................................................................................
 NET ASSETS:
  Beginning of period                        --       42,610           --       310,910    1,635,220     1,398,467             --
 ---------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $    2,382     $686,833     $ 96,390    $1,023,644   $7,517,090    $7,851,093    $   152,193
 ---------------------------------------------------------------------------------------------------------------------------------

*From inception August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended              High Yield   Income        International  International  International  Investors     Money
 December 31, 1998               Sub-Account  Sub-Account** Growth         Growth and     New            Sub-Account*  Market
                                                            Sub-Account*   Income         Opportunities                Sub-Account
                                                                           Sub-Account*   Sub-Account*
 ---------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)   $   34,276   $    61,358     $     631      $   2,027      $      --    $       111   $   10,171
  ................................................................................................................................
  Capital gains income                5,378         1,597            --          4,882             --             --           --
  ................................................................................................................................
  Net realized gain (loss) on
    security transactions             8,112         2,773            (2)            (4)             5             (1)          --
  ................................................................................................................................
  Net unrealized appreciation
    (depreciation) of
    investments during the
    period                         (176,046)       12,767        12,182          1,315          2,169         13,554           --
  ................................................................................................................................
  Net increase (decrease) in
    net assets resulting from
    operations                     (128,280)       78,495        12,811          8,220          2,174         13,664       10,171
  ................................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                         465,319       518,167         9,271         17,634          1,092         18,749      111,154
  ................................................................................................................................
  Net transfers                   1,652,869      (216,141)      217,210        159,730         14,115        131,102      294,105
  ................................................................................................................................
  Surrenders for benefit
    payments and fees               (17,686)      (23,212)         (739)          (640)           (71)          (525)      (4,383)
  ................................................................................................................................
  Net loan activity                 (12,272)         (153)           --             (1)            --             (2)      (1,053)
  ................................................................................................................................
  Cost of insurance                 (51,815)      (70,077)         (907)        (1,087)          (124)        (2,228)      (9,256)
  ................................................................................................................................
  Net increase (decrease) in
    net assets resulting from
    unit transactions             2,036,415       208,584       224,835        175,636         15,012        147,096      390,567
  ................................................................................................................................
  Total increase (decrease) in
    net assets                    1,908,135       287,079       237,646        183,856         17,186        160,760      400,738
  ................................................................................................................................
 NET ASSETS:
  Beginning of period               284,669     1,193,064            --             --             --             --      127,225
 ---------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                  $2,192,804   $ 1,480,143     $ 237,646      $ 183,856      $  17,186    $   160,760   $  527,963
 ---------------------------------------------------------------------------------------------------------------------------------

 *From inception August 3, 1998, to December 31, 1998.
**Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New          New           OTC &        Utilities     Vista        Voyager
 December 31, 1998                  Opportunities Value        Emerging     Growth        Sub-Account* Sub-Account
                                    Sub-Account  Sub-Account   Growth       and Income
                                                               Sub-Account* Sub-Account
 -----------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $       --    $     131      $    10     $   10,596    $      --   $     5,550
  ................................................................................................................
  Capital gains income                  25,739           25           --         18,263           --       135,426
  ................................................................................................................
  Net realized gain (loss) on
    security transactions              (50,616)         255          769           (609)           4         1,139
  ................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  967,053          439        3,544         84,719        7,437     1,302,791
  ................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         942,176          850        4,323        112,969        7,441     1,444,906
  ................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                          1,695,165        4,212        5,337        269,787        1,667     1,842,714
  ................................................................................................................
  Net transfers                      2,990,857       12,066       21,258        641,807       38,890     5,859,152
  ................................................................................................................
  Surrenders for benefit payments
    and fees                           (78,215)        (154)        (231)        (7,600)        (259)     (104,683)
  ................................................................................................................
  Net loan activity                    (10,265)          --           (1)        (8,087)          --      (122,704)
  ................................................................................................................
  Cost of insurance                   (162,662)        (324)        (501)       (34,433)        (654)     (253,931)
  ................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     4,434,880       15,800       25,862        861,474       39,644     7,220,548
  ................................................................................................................
  Total increase (decrease) in net
    assets                           5,377,056       16,650       30,185        974,443       47,085     8,665,454
  ................................................................................................................
 NET ASSETS:
  Beginning of period                1,145,955           --           --        259,603           --     1,443,419
 -----------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $6,523,011    $  16,650      $30,185     $1,234,046    $  47,085   $10,108,873
 -----------------------------------------------------------------------------------------------------------------

*From inception August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY NOTES TO FINANCIAL STATEMENTS
December 31, 1999

1.  ORGANIZATION:

Separate Account VL I (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyowners of the Company in the various mutual funds (the Funds) as directed by the policyowners.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day. All unit transactions are executed at fair value.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE -- In accordance with terms of the policies, the Company assesses deductions for costs of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

B) MORTALITY AND EXPENSE RISK CHARGE -- The Company, as issuer of variable life policies, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.40% of the Account's average daily net assets. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

C) ADMINISTRATIVE AND ISSUE CHARGES -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these expenses at a maximum of $12 per month. Additionally, the Company assesses a monthly charge in the first policy year for up-front costs of underwriting and issuing a policy at a monthly maximum amount of $62.50. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

D) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are deducted through termination of units of interest from applicable policyowners' accounts, in accordance with the terms of the policies. In addition, certain other charges may apply based on the characteristics of the underlying policy. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with statutory accounting practices as described in Note 2.


Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        AS OF DECEMBER 31,
------------------------------------------------------------------------------------------------
                                                                      1999              1998
------------------------------------------------------------------------------------------------
ASSETS
  Bonds                                                            $ 1,465,815       $ 1,453,792
  Common stocks                                                         42,430            40,650
  Mortgage loans                                                        63,784            59,548
  Policy loans                                                          59,429            47,212
  Cash and short-term investments                                      267,579           469,955
------------------------------------------------------------------------------------------------
  Other invested assets                                                  2,892             2,188
------------------------------------------------------------------------------------------------
  Total cash and invested assets                                     1,901,929         2,073,345
  Investment income due and accrued                                     21,069            20,126
  Other assets                                                          39,576            45,691
  Separate account assets                                           44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate reserves for future benefits                           $   591,621       $   579,140
  Policy and contract claim liabilities                                  7,677             5,667
  Liability for premium and other deposit funds                      1,969,262         2,011,672
  Asset valuation reserve                                                4,935            21,782
  Payable to affiliates                                                 14,084            19,271
  Accrued expense allowances and other amounts due from
   separate accounts                                                (1,377,927)       (1,173,513)
  Remittances and items not allocated                                  111,582            87,449
  Other liabilities                                                    118,464           111,182
  Separate account liabilities                                      44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        46,304,740        34,538,928
------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common stock                                                           2,500             2,500
  Gross paid-in and contributed surplus                                226,043           226,043
  Unassigned funds                                                     294,333           247,969
------------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS           522,876           476,512
------------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and annuity considerations                              $  621,789   $  469,343   $  296,645
  Annuity and other fund deposits                                   2,991,363    2,051,251    1,981,246
  Net investment income                                               122,322      129,982      102,285
  Commissions and expense allowances on reinsurance ceded             379,905      444,241      396,921
  Reserve adjustment on reinsurance ceded                           1,411,342    3,185,590    3,672,076
  Fee income                                                          647,565      448,260      290,675
  Other revenues                                                          842        9,930       (2,043)
-------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES        6,175,128    6,738,597    6,737,805
-------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and annuity benefits                                           47,372       43,152       65,961
  Disability and other benefits                                         6,270        6,352        7,532
  Surrenders and other fund withdrawals                             1,250,813      739,663      454,417
  Commissions                                                         467,338      435,994      470,334
  Increase (Decrease) in aggregate reserves for future
   benefits                                                            12,481      (10,711)      33,213
  (Decrease) Increase in liability for premium and other
   deposit funds                                                      (47,852)     218,642      640,840
  General insurance expenses                                          192,196      190,979       77,237
  Net transfers to separate accounts                                4,160,501    4,956,007    4,914,980
  Other expenses                                                       35,385       22,091       15,671
-------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES        6,124,504    6,602,169    6,680,185
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS
  Before federal income tax (benefit) expense                          50,624      136,428       57,620
  Federal income tax (benefit) expense                                (10,231)      35,887      (14,878)
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS                                               60,855      100,541       72,498
  Net realized capital (losses) gains, after tax                      (36,428)       2,085        1,544
-------------------------------------------------------------------------------------------------------
                                                  NET INCOME       $   24,427   $  102,626   $   74,042
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------


                                                                        FOR THE YEARS ENDED
                                                                            DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                                                     1999       1998       1997
-------------------------------------------------------------------------------------------------
COMMON STOCK
  Beginning and end of year                                        $  2,500   $  2,500   $  2,500
-------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
  Beginning and end of year                                         226,043    226,043    226,043
-------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, beginning of year                                        247,969    143,257     74,570
  Net income                                                         24,427    102,626     74,042
  Change in net unrealized capital gains on common stocks
   and other invested assets                                          2,258      1,688      2,186
  Change in asset valuation reserve                                  16,847     (8,112)    (6,228)
  Change in non-admitted assets                                       6,557     (1,277)    (1,313)
  Credit on reinsurance ceded                                        (3,725)     9,787         --
-------------------------------------------------------------------------------------------------
  Balance, end of year                                              294,333    247,969    143,257
-------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
  End of year                                                      $522,876   $476,512   $371,800
-------------------------------------------------------------------------------------------------


 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and annuity considerations                              $3,613,217   $2,520,655   $2,277,874
  Net investment income                                               122,998      127,425      101,991
  Fee income                                                          647,565      448,260      290,675
  Other income                                                      1,799,323    3,644,704    4,091,043
-------------------------------------------------------------------------------------------------------
    Total income                                                    6,183,103    6,741,044    6,761,583
-------------------------------------------------------------------------------------------------------
  Benefits paid                                                     1,303,801      790,051      529,733
  Federal income tax (recoveries) payments                             (8,815)      25,780      (14,499)
  Net transfers to separate accounts                                4,364,914    5,222,144    5,199,354
  Other expenses                                                      669,525      626,240      547,692
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                     6,329,425    6,664,215    6,262,280
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES         (146,322)      76,829      499,303
-------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                                               753,358      633,926      614,413
  Common stocks                                                           939       34,010       11,481
  Mortgage loans                                                       53,704       85,275           --
  Other                                                                 1,490       19,990          152
-------------------------------------------------------------------------------------------------------
                                     NET INVESTMENT PROCEEDS          809,491      773,201      626,046
-------------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                               804,947      586,913      848,267
  Common stocks                                                           464        7,012       28,302
  Mortgage loans                                                       57,665       59,702       85,103
  Other                                                                14,211       11,847       26,227
-------------------------------------------------------------------------------------------------------
                                  TOTAL INVESTMENTS ACQUIRED          877,287      665,474      987,899
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES       $  (67,796)  $  107,727   $ (361,853)
-------------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash provided (used)                                       11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY (USED FOR) FINANCING
                                AND MISCELLANEOUS ACTIVITIES           11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and short-term investments           (202,376)     160,523      132,602
Cash and short-term investments, beginning of year                    469,955      309,432      176,830
-------------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $  267,579   $  469,955   $  309,432
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 1999
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI.

In 1998, the Company changed its name to Hartford Life and Annuity Insurance Company from ITT Hartford Life and Annuity Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. When policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes or required under GAAP;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;


(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as available-for-sale and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and


(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:


                                         1999          1998          1997
                                     ----------------------------------------
GAAP Net Income                      $    75,654   $    74,525   $    58,050
Deferral and amortization of policy
 acquisition costs, net                 (272,171)     (331,882)     (345,657)
Change in unearned revenue reserve       (64,915)       23,118         4,058
Deferred taxes                            57,833         2,476        47,092
Separate account expense allowance       214,388       259,287       282,818
Asset impairments and write-downs        (17,250)       17,250            --
Benefit reserve adjustment                11,491         5,360        24,666
Gain on commutation of reinsurance
 (Note 4)                                     --        52,026            --
Prepaid reinsurance premium               (3,524)           --            --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,207           466         3,015
                                     ----------------------------------------
               STATUTORY NET INCOME  $    24,427   $   102,626   $    74,042
                                     ----------------------------------------
GAAP Stockholder's Equity            $   676,428   $   648,097   $   570,469
Deferred policy acquisition costs     (1,887,824)   (1,615,653)   (1,283,771)
Unearned revenue reserve                  95,965       160,951       134,789
Deferred taxes                           122,105        68,936        64,522
Separate account expense allowance     1,398,030     1,183,642       924,355
Asset impairments and write-downs             --        17,250            --
Unrealized losses (gains) on
 investments                              26,292       (24,955)      (21,451)
Benefit reserve adjustment                81,111        69,233        16,378
Asset valuation reserve                   (4,935)      (21,782)      (13,670)
Adjustment relating to Lyndon
 contribution (Note 4)                        --            --       (23,671)
Prepaid reinsurance premium               (7,728)       (4,204)           --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,718        (5,003)        3,850
                                     ----------------------------------------
      STATUTORY CAPITAL AND SURPLUS  $   522,876   $   476,512   $   371,800
                                     ----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from

2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1999 (including general and separate account liabilities) is as follows:

                                                                             % of
                                                                 Amount     Total
                                                              --------------------
Subject to discretionary withdrawal:
                                                              --------------------
With market value adjustment                                  $     4,564      0.0%
At book value less current surrender charge of 5% or more       1,427,302      3.2%
At market value                                                42,431,996     95.4%
                                                              --------------------
Total with adjustment or at market value                       43,863,862     98.6%

At book value without adjustment (minimal or no charge or
 adjustment):                                                     573,583      1.3%

Not subject to discretionary withdrawal:                           34,816      0.1%
                                                              --------------------
Total, gross                                                   44,472,261    100.0%
Reinsurance ceded                                                      --
                                                              ------------
Total, net                                                    $44,472,261
                                                              ------------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $4,935 and $21,782 as of December 31, 1999 and 1998, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage sold. The IMR balance as of December 31, 1999 is an asset balance of $981 and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The IMR balance as of December 31, 1998 is a liability balance of $452 and is reflected as an other liability. The net capital (losses) gains transferred to the IMR in 1999, 1998 and 1997 were $(1,255), $852 and $(719), respectively. The amount of income (expense) amortized from the IMR in 1999, 1998 and 1997 included in the Company's Statements of Operations, was $178, $(207), and $(85), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles in March 1998. The proposed effective date for this statutory accounting guidance is January 1, 2001. It is expected that Connecticut, the Company's domiciliary state, will adopt these accounting standards and, therefore, the Company will make the necessary accounting and reporting changes required for implementation. The Company has not yet determined the impact that these new accounting standards will have on its statutory basis financial statements.

3. INVESTMENTS:

  (A) COMPONENTS OF NET INVESTMENT INCOME

                                                                1999       1998      1997
                                                              -----------------------------
Interest income from bonds and short-term investments         $113,646   $123,370   $100,475
Interest income from policy loans                                3,494      3,133     1,958
Interest and dividends from other investments                    6,371      4,482     1,005
                                                              -----------------------------
Gross investment income                                        123,511    130,985   103,438
Less: investment expenses                                        1,189      1,003     1,153
                                                              -----------------------------
                                       NET INVESTMENT INCOME  $122,322   $129,982   $102,285
                                                              -----------------------------

  (B) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                1999       1998      1997
                                                              -----------------------------
Gross unrealized capital gains                                $    561   $ 10,905   $23,357
Gross unrealized capital losses                                 (6,441)      (833)   (1,906)
                                                              -----------------------------
Net unrealized capital (losses) gains                           (5,880)    10,072    21,451
Balance, beginning of year                                      10,072     21,451     7,979
                                                              -----------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS  $(15,952)  $(11,379)  $13,472
                                                              -----------------------------

  (C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                               1999     1998      1997
                                                              --------------------------
Gross unrealized capital gains                                $2,508   $ 2,204   $   537
Gross unrealized capital losses                                  (24)   (1,871)   (1,820)
                                                              --------------------------
Net unrealized capital gains (losses)                          2,484       333    (1,283)
Balance, beginning of year                                       333    (1,283)   (3,447)
                                                              --------------------------
     CHANGE IN NET UNREALIZED CAPITAL GAINS ON COMMON STOCKS  $2,151   $ 1,616   $ 2,164
                                                              --------------------------

  (D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                1999      1998     1997
                                                              --------------------------
Bonds and short-term investments                              $(37,959)  $1,314   $ (120)
Common stocks                                                      104    1,624      421
Other invested assets                                              172       (1)    (307)
                                                              --------------------------
Realized capital (losses) gains                                (37,683)   2,937       (6)
Capital gains benefit                                               --       --     (831)
                                                              --------------------------
Net realized capital (losses) gains                            (37,683)   2,937      825
Less: amounts transferred to the IMR                            (1,255)     852     (719)
                                                              --------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS  $(36,428)  $2,085   $1,544
                                                              --------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $1,367,027, $1,354,563 and $1,435,820, gross realized capital gains of $1,106, $1,705, and
$964 and gross realized capital losses of $39,065, $391, and $1,084, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $939, $33,088, and $10,168, gross realized capital gains of $115, $1,688, and $421 and gross realized capital losses of $11, $64, and $0, respectively.

  (E) DERIVATIVE INVESTMENTS

The Company had no significant derivative holdings as of December 31, 1999, 1998 or 1997.

  (F) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 1999.

  (G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,768     $  1      $   (37)   $    4,732
  -- Guaranteed and sponsored -- asset backed                         170,746       --           --       170,746
  States, municipalities and political subdivisions                    10,401       --          (48)       10,353
  International governments                                             7,351       94          (15)        7,430
  Public utilities                                                     18,413       92          (73)       18,432
  All other corporate -- excluding asset-backed                       592,233      374       (6,194)      586,413
  All other corporate -- asset-backed                                 539,688       --           --       539,688
  Short-term investments                                              228,105       --           --       228,105
  Certificates of deposit                                               5,158       --          (74)        5,084
  Parents, subsidiaries and affiliates                                117,057       --           --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920     $561      $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,562     $1,105     $   (24)    $ 5,643
    Common stock -- affiliated                                      35,384      1,403          --      36,787
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $39,946     $2,508     $   (24)    $42,430
                                                                   --------------------------------------------


                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,982   $    35      $  (2)    $    5,015
  -- Guaranteed and sponsored -- asset-backed                          75,615        --         --         75,615
States, municipalities and political subdivisions                      10,402       415         --         10,817
International governments                                               7,466       568         --          8,034
Public utilities                                                       94,475     1,330        (39)        95,766
All other corporate -- excluding asset-backed                         607,679     8,473       (792)       615,360
All other corporate -- asset-backed                                   505,900        --         --        505,900
Short-term investments                                                343,783        --         --        343,783
Certificates of deposit                                               130,216        84         --        130,300
Parents, subsidiaries and affiliates                                  117,057        --         --        117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,897,575   $10,905      $(833)    $1,907,647
                                                                   ----------------------------------------------


                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,933     $  290     $   (50)    $ 5,173
    Common stock -- affiliated                                      35,384      1,914      (1,821)     35,477
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $40,317     $2,204     $(1,871)    $40,650
                                                                   --------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1999 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                      Amortized     Estimated
             Maturity                    Cost       Fair Value
                                     --------------------------
One year or less                      $  545,290    $  543,397
Over one year through five years         692,881       690,476
Over five years through ten years        370,835       369,548
Over ten years                            84,914        84,619
                                     --------------------------
                              TOTAL   $1,693,920    $1,688,040
                                     --------------------------

Bonds with a carrying value of $10,457 were on deposit as of December 31, 1999 with various regulatory authorities as required.

  (H) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):


                                                           1999 1998
                                     ------------------------------------------------------
                                       Carrying     Estimated      Carrying     Estimated
                                        Amount      Fair Value      Amount      Fair Value
                                     ------------------------------------------------------
ASSETS
  Bonds and short-term investments      $1,694        $1,688        $1,898        $1,908
  Common stocks                             42            42            41            41
  Policy loans                              59            59            47            47
  Mortgage loans                            64            64            60            60
  Other invested assets                      3             3             2             2
LIABILITIES
  Deposit funds and other benefits      $2,051        $2,017        $2,078        $2,053


The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 1999 and 1998.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

1999                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  784,502     $    53     $  (192,934)   $  591,621
Policy and Contract Claim
 Liabilities                          $    7,827     $   203     $      (353)   $    7,677

Premium and Annuity Considerations    $  674,219     $ 1,261     $   (53,691)   $  621,789
Annuity and Other Fund Deposits       $6,195,917     $    --     $(3,204,554)   $2,991,363
Death, Annuity, Disability and
 Other Benefits                       $   65,251     $ 1,104     $   (12,713)   $   53,642
Surrenders                            $2,541,449     $    --     $(1,290,636)   $1,250,813

1998                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  713,375     $    50     $  (134,285)   $  579,140
Policy and Contract Claim
 Liabilities                          $    5,895     $    85     $      (313)   $    5,667

Premium and Annuity Considerations    $  483,328     $24,954     $   (38,939)   $  469,343
Annuity and Other Fund Deposits       $6,461,470     $    --     $(4,410,219)   $2,051,251
Death, Annuity, Disability and
 Other Benefits                       $   64,331     $ 1,574     $   (16,401)   $   49,504
Surrenders                            $1,481,797     $    --     $  (742,134)   $  739,663

1997                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Premium and Annuity Considerations    $  266,427     $51,630     $   (21,412)   $  296,645
Annuity and Other Fund Deposits       $6,515,347     $    --     $(4,534,101)   $1,981,246
Death, Annuity, Disability and
 Other Benefits                       $   79,779     $   839     $    (7,126)   $   73,492
Surrenders                            $  882,094     $    --     $  (427,677)   $  454,417

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. The Hartford and its non-life subsidiaries filed a single consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. The life insurance companies filed a separate consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. Federal income taxes (received) paid by the Company for operations and capital gains (losses) were $(8,815), $25,780, and $(14,499) in 1999, 1998 and 1997, respectively. The effective tax rate was (73)%, 27%, and
(28)% in 1999, 1998 and 1997, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains(losses)) at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                                              1999   1998   1997
                                                              ------------------
Tax provision at U.S. Federal Statutory rate                  $ 5    $48    $ 20
Tax deferred acquisition costs                                 31     25      25
Statutory to tax reserve differences                           (7)     8       1
Investments                                                   (31)   (60)    (61)
Other                                                          (8)    15      (1)
                                                              ------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE  $(10)  $36    $(16)
                                                              ------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1999, 1998 or 1997. The amount available for dividend in 2000 is approximately $60,855.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $762, $1,045 and $840 for 1999, 1998 and 1997, respectively.


Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 1999, 1998 or 1997.


The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of HLI or certain other investments, are matched to a limit of 3% of compensation.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $44.9 billion and $32.9 billion as of December 31, 1999 and 1998, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $493 million, $363 million, and $252 million in 1999, 1998 and 1997, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

  (A) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

  (B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $523, $1,043 and $1,544 in 1999, 1998, and 1997, respectively, of which $318, $995, and $548 in 1999, 1998 and 1997, respectively were estimated to be creditable against premium taxes.

  (C) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. As of March 31, 2000, the audit was in its initial stage and no material issues had been raised.

                                     PART C

                                OTHER INFORMATION

Item 27.  Exhibits

     (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (c)  Principal Underwriting Agreement.(2)

     (d)  Form of Flexible Premium Variable Life Insurance Policy.(1)

     (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(1)

     (f)  Certificate of Incorporation of Hartford(2) and Bylaws of
          Hartford.(2)

     (g)  Contracts of Reinsurance.(3)

     (h)  Form of Participation Agreement.(3)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

     (l)  Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.

     (m)  Not Applicable.

     (n)  Consent of Arthur Andersen LLP, Independent Public Accountants.

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(1)

     (r)  Power of Attorney.

     (s)  Organizational Chart.

--------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on January 23, 1996.

(2) Incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-61267, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on August 28, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6, File No. 33-61267, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on April 12, 1999.

Item 28.  Officers and Directors.

--------------------------------------------- -----------------------------------------------------------------
NAME                                          POSITION WITH HARTFORD
--------------------------------------------- -----------------------------------------------------------------
--------------------------------------------- -----------------------------------------------------------------
David A. Carlson                              Vice President
--------------------------------------------- -----------------------------------------------------------------
Peter W. Cummins                              Senior Vice President
--------------------------------------------- -----------------------------------------------------------------
Bruce W. Ferris                               Vice President
--------------------------------------------- -----------------------------------------------------------------
Timothy M. Fitch                              Vice President & Actuary
--------------------------------------------- -----------------------------------------------------------------
Mary Jane B. Fortin                           Vice President & Chief Accounting Officer
--------------------------------------------- -----------------------------------------------------------------
David T. Foy                                  Senior Vice President, Chief Financial Officer and Treasurer,
                                              Director*
--------------------------------------------- -----------------------------------------------------------------
Lynda Godkin                                  Senior Vice President, General Counsel, and Corporate Secretary,
                                              Director*
--------------------------------------------- -----------------------------------------------------------------
Lois W. Grady                                 Senior Vice President
--------------------------------------------- -----------------------------------------------------------------
Stephen T. Joyce                              Senior Vice President
--------------------------------------------- -----------------------------------------------------------------
Michael D. Keeler                             Vice President
--------------------------------------------- -----------------------------------------------------------------
Robert A. Kerzner                             Senior Vice President
--------------------------------------------- -----------------------------------------------------------------
Thomas M. Marra                               President, Director*
--------------------------------------------- -----------------------------------------------------------------
Steven L. Matthiesen                          Vice President
--------------------------------------------- -----------------------------------------------------------------
Deanne Osgood                                 Vice President
--------------------------------------------- -----------------------------------------------------------------
Craig R. Raymond                              Senior Vice President and Chief Actuary
--------------------------------------------- -----------------------------------------------------------------
Lowndes A. Smith                              Chief Executive Officer, Director*
--------------------------------------------- -----------------------------------------------------------------
David M. Znamierowski                         Senior Vice President and Chief Investment Officer, Director*
--------------------------------------------- -----------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

------------------------------------------------
*Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit (s).

Item 30: Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Equity Sales Company, Inc. ("HESCO") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

     (a) HESCO acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate Account
         Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A
         Hartford Life and Annuity Insurance Company - Separate
         Account VL I
         Hartford Life and Annuity Insurance Company - Separate
         Account VL II
         Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

    (b)  Directors and Officers of HESCO

             NAME AND PRINCIPAL                POSITIONS AND OFFICES
              BUSINESS ADDRESS                   WITH  UNDERWRITER
             ------------------                ---------------------
         David A. Carlson                 Vice President
         Peter W. Cummins                 Senior Vice President
         David T. Foy                     Treasurer
         Lynda Godkin                     Senior Vice President, General Counsel and
                                          Corporate Secretary
         George R. Jay                    Controller
         Robert A. Kerzner                Executive Vice President, Director
         Thomas M. Marra                  Executive Vice President, Director
         Donald R. Salama                 Vice President
         Lowndes A. Smith                 President and Chief Executive Officer,
                                          Director

         Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on the 12th day of April, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY SEPARATE ACCOUNT VL I
 (Registrant)

*By: David T. Foy
     ---------------------------------------
     David T. Foy, Senior Vice President
     And Treasurer                             *By: /s/ Marianne O'Doherty
                                                    ------------------------
                                                    Marianne O'Doherty
                                                    Attorney-In-Fact
HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY
 (Depositor)

*By:  David T. Foy
    ---------------------------------------------------
      David T. Foy, Senior Vice President and Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General
     Counsel and Corporate Secretary, Director*   *By: /s/ Marianne O'Doherty
Thomas M. Marra, President, Director*                  ------------------------
Lowndes A. Smith, Chief Executive Officer,             Marianne O'Doherty
     Director*                                         Attorney-in-Fact
David M. Znamierowski, Senior Vice President
     and Chief Investment Officer, Director*       Date:  April 12, 2000

                                  EXHIBIT INDEX


1.3 Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

1.4  Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.

1.5  Consent of Arthur Andersen LLP, Independent Public Accountants.

1.6  Power of Attorney.

1.7  Organizational Chart.